[logo - American Funds®]

Prospectus Supplement
April 1, 2007

For the following funds with prospectuses dated
May 1, 2006 - March 1, 2007

AMCAP Fund,® Inc.
American Balanced Fund,® Inc.
American High-Income Municipal Bond Fund,® Inc.
American High-Income TrustSM
American Mutual Fund,®Inc.
The Bond Fund of America,SM Inc.
Capital Income Builder,® Inc.
Capital World Bond Fund,® Inc.
Capital World Growth and Income Fund,SM Inc.
The Cash Management Trust of America®
EuroPacific Growth Fund®
Fundamental Investors,SM Inc.
The Growth Fund of America,® Inc.
The Income Fund of America,® Inc.
Intermediate Bond Fund of America®
The Investment Company of America®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The New Economy Fund®
New Perspective Fund,® Inc.
New World Fund,SM Inc.
Short-Term Bond Fund of America,SM Inc.
SMALLCAP World Fund,® Inc.
The Tax-Exempt Bond Fund of America,® Inc.
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®
The Tax-Exempt Money Fund of AmericaSM
U.S. Government Securities FundSM
The U.S. Treasury Money Fund of AmericaSM
Washington Mutual Investors Fund,SM Inc.

Keep this Supplement with your Prospectus and/or Retirement Plan Prospectus.

The following changes are effective beginning April 1, 2007:

1. The second paragraph after the "Purchase minimums and maximums" table in the "Purchase and exchange of shares" section of the Prospectus is amended in its entirety to read as follows (not applicable to American Funds money market funds or tax-exempt funds):

If you have significant American Funds holdings, you may not be eligible to invest in Class B or C shares (or their corresponding 529 share classes). Specifically, you may not purchase Class B or 529-B shares if you are eligible to purchase Class A or 529-A shares at the $100,000 or higher sales charge discount rate, and you may not purchase Class C or 529-C shares if you are eligible to purchase Class A or 529-A shares at the $1 million or more sales charge discount rate (i.e., at net asset value). See "Sales charge reductions and waivers" below and the statement of additional information for more information regarding sales charge discounts.

2.  The paragraph immediately after the "Purchase minimums and maximums" table in the "Purchase and exchange of shares" section of the Prospectus for The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia is amended in its entirety to read as follows:

If you have significant American Funds holdings, you may not be eligible to invest in Class B or C shares. Specifically, you may not purchase Class B shares if you are eligible to purchase Class A shares at the $100,000 or higher sales charge discount rate, and you may not purchase Class C shares if you are eligible to purchase Class A shares at the $1 million or more sales charge discount rate (i.e., at net asset value). See "Sales charge reductions and waivers" below and the statement of additional information for more information regarding sales charge discounts.

3. The paragraph immediately after the "Purchase minimums and maximums" table in the "Purchase and exchange of shares" section of the Prospectus for The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, Limited Term Tax-Exempt Bond Fund of America and The Tax-Exempt Fund of California is amended in its entirety to read as follows:

If you have significant American Funds holdings, you may not be eligible to invest in Class B or C shares of The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund and The Tax-Exempt Fund of California. Specifically, you may not purchase Class B shares if you are eligible to purchase Class A shares at the $100,000 or higher sales charge discount rate, and you may not purchase Class C shares if you are eligible to purchase Class A shares at the $1 million or more sales charge discount rate (i.e., at net asset value). See "Sales charge reductions and waivers" below and the statement of additional information for more information regarding sales charge discounts.

4.  The subsection entitled "Moving between share classes" in the "Purchase and exchange of shares" section of the Prospectus is amended in its entirety to read as follows:

Moving between share classes and accounts
Please see the statement of additional information for details and limitations on moving investments in certain share classes to different share classes, and on moving investments held in certain accounts to different accounts.

In addition, this amended subsection is added to (1) the "Purchase, exchange and sale of shares" section of the Retirement Plan Prospectus and (2) the "Purchase and exchange of shares" section of the Prospectus for American Funds money market funds.

5. The paragraph immediately under the heading "Reducing your Class A initial sales charge" in the "Sales charge reductions and waivers" section of the Prospectus is amended in its entirety to read as follows (not applicable to American Funds money market funds):

Consistent with the policies described in this prospectus, you and your "immediate family" (your spouse -- or equivalent if recognized under local law -- and your children under the age of 21) may combine all of your American Funds investments to reduce your Class A sales charge. However, for this purpose, investments representing direct purchases of American Funds money market funds are excluded. Following are different ways that you may qualify for a reduced Class A sales charge:

6.  The paragraph immediately under the heading "Concurrent purchases" in the "Sales charge reductions and waivers" section of the Prospectus is amended in its entirety to read as follows (not applicable to American Funds money market funds):

You may combine simultaneous purchases (including, upon your request, purchases for gifts) of any class of shares of two or more American Funds to qualify for a reduced Class A sales charge.

7.  The second paragraph after the heading "Rights of accumulation" in the "Sales charge reductions and waivers" section of the Prospectus is amended in its entirety to read as follows (not applicable to American Funds money market funds):

If you make a gift of shares, upon your request, you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your American Funds accounts.

8.  The paragraph immediately under the heading "Rights of accumulation" in the "Sales charge reductions" section of the Retirement Plan Prospectus is amended in its entirety to read as follows (not applicable to American Funds money market funds):

You may take into account your accumulated holdings in all share classes of the American Funds to determine the initial sales charge you pay on each purchase of Class A shares. Subject to your investment dealer’s or recordkeeper’s capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings or (b) the amount you invested (excluding capital appreciation) less any withdrawals. Please see the statement of additional information for details. You should retain any records necessary to substantiate the historical amounts you have invested.

9.  The paragraph immediately under the heading "Statement of intention" in the "Sales charge reductions and waivers" section of the Prospectus is amended in its entirety to read as follows (not applicable to American Funds money market funds):

You may reduce your Class A sales charge by establishing a statement of intention. A statement of intention allows you to combine all purchases of all share classes of American Funds non-money market funds you intend to make over a 13-month period to determine the applicable sales charge; however, purchases made under a right of reinvestment, appreciation of your holdings, and reinvested dividends and capital gains do not count as purchases made during the statement period. The market value of your existing holdings eligible to be aggregated as of the day immediately before the start of the statement period may be credited toward satisfying the statement. A portion of your account may be held in escrow to cover additional Class A sales charges that may be due if your total purchases over the statement period do not qualify you for the applicable sales charge reduction. [Prospectus for American Funds non-tax-exempt funds adds: Employer-sponsored retirement plans may be restricted from establishing statements of intention. See "Sales charges" above for more information.]

10. The paragraph immediately above the heading "Transactions by telephone, fax or the Internet" in the "How to sell shares" section of the Prospectus, as well as the paragraph immediately above the heading "Valuing shares" in the "Purchase, exchange and sale of shares" section of the Retirement Plan Prospectus, are amended in their entirety to read as follows:

If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in the same fund or other American Funds provided the reinvestment occurs within 90 days after the date of the redemption or distribution and is made into the same account from which you redeemed the shares or received the distribution. If the account has been closed, reinvestment can be made without a sales charge if the new receiving account has the same registration as the closed account. [Prospectus includes the following: Proceeds from a Class B share redemption made during the contingent deferred sales charge period will be reinvested in Class A shares. Proceeds from any other type of redemption and all dividend payments and capital gain distributions will be reinvested in the same share class from which the original redemption or distribution was made. Any contingent deferred sales charge on Class A or C shares will be credited to your account.] [Retirement Plan Prospectus includes the following: Proceeds will be reinvested in the same share class from which the original redemption or distribution was made.] Redemption proceeds of Class A shares representing direct purchases in American Funds money market funds that are reinvested in non-money market American Funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by American Funds Service Company. Redemption proceeds from a systematic withdrawal plan are not eligible for reinvestment without a sales charge. You may not reinvest proceeds in the American Funds as described in this paragraph if such proceeds are subject to a purchase block as described under "Frequent trading of fund shares. " This paragraph does not apply to rollover investments as described under "Rollovers from retirement plans to IRAs. "

MFGEBS-007-0307 Litho in USA CGD/MW/9767-S9100

THE FUND PROVIDES SPANISH TRANSLATION IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE FOLLOWING IS A FAIR AND ACCURATE ENGLISH TRANSLATION OF A SPANISH LANGUAGE PROSPECTUS FOR THE FUND.

/s/ KIMBERLY S. VERDICK
KIMBERLY S. VERDICK
SECRETARY

[logo - American Funds®]

Prospectus Supplement
April 1, 2007

For the following funds with prospectuses dated
May 1, 2006 - March 1, 2007

AMCAP Fund,® Inc.
American Balanced Fund,® Inc.
American High-Income Municipal Bond Fund,® Inc.
American High-Income TrustSM
American Mutual Fund,®Inc.
The Bond Fund of America,SM Inc.
Capital Income Builder,® Inc.
Capital World Bond Fund,® Inc.
Capital World Growth and Income Fund,SM Inc.
The Cash Management Trust of America®
EuroPacific Growth Fund®
Fundamental Investors,SM Inc.
The Growth Fund of America,® Inc.
The Income Fund of America,® Inc.
Intermediate Bond Fund of America®
The Investment Company of America®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The New Economy Fund®
New Perspective Fund,® Inc.
New World Fund,SM Inc.
Short-Term Bond Fund of America,SM Inc.
SMALLCAP World Fund,® Inc.
The Tax-Exempt Bond Fund of America,® Inc.
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®
The Tax-Exempt Money Fund of AmericaSM
U.S. Government Securities FundSM
The U.S. Treasury Money Fund of AmericaSM
Washington Mutual Investors Fund,SM Inc.

Keep this Supplement with your Prospectus and/or Retirement Plan Prospectus.

The following changes are effective beginning April 1, 2007:

1. The second paragraph after the "Purchase minimums and maximums" table in the "Purchase and exchange of shares" section of the Prospectus is amended in its entirety to read as follows (not applicable to American Funds money market funds or tax-exempt funds):

If you have significant American Funds holdings, you may not be eligible to invest in Class B or C shares (or their corresponding 529 share classes). Specifically, you may not purchase Class B or 529-B shares if you are eligible to purchase Class A or 529-A shares at the $100,000 or higher sales charge discount rate, and you may not purchase Class C or 529-C shares if you are eligible to purchase Class A or 529-A shares at the $1 million or more sales charge discount rate (i.e., at net asset value). See "Sales charge reductions and waivers" below and the statement of additional information for more information regarding sales charge discounts.

2.  The paragraph immediately after the "Purchase minimums and maximums" table in the "Purchase and exchange of shares" section of the Prospectus for The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia is amended in its entirety to read as follows:

If you have significant American Funds holdings, you may not be eligible to invest in Class B or C shares. Specifically, you may not purchase Class B shares if you are eligible to purchase Class A shares at the $100,000 or higher sales charge discount rate, and you may not purchase Class C shares if you are eligible to purchase Class A shares at the $1 million or more sales charge discount rate (i.e., at net asset value). See "Sales charge reductions and waivers" below and the statement of additional information for more information regarding sales charge discounts.

3. The paragraph immediately after the "Purchase minimums and maximums" table in the "Purchase and exchange of shares" section of the Prospectus for The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, Limited Term Tax-Exempt Bond Fund of America and The Tax-Exempt Fund of California is amended in its entirety to read as follows:

If you have significant American Funds holdings, you may not be eligible to invest in Class B or C shares of The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund and The Tax-Exempt Fund of California. Specifically, you may not purchase Class B shares if you are eligible to purchase Class A shares at the $100,000 or higher sales charge discount rate, and you may not purchase Class C shares if you are eligible to purchase Class A shares at the $1 million or more sales charge discount rate (i.e., at net asset value). See "Sales charge reductions and waivers" below and the statement of additional information for more information regarding sales charge discounts.

4.  The subsection entitled "Moving between share classes" in the "Purchase and exchange of shares" section of the Prospectus is amended in its entirety to read as follows:

Moving between share classes and accounts
Please see the statement of additional information for details and limitations on moving investments in certain share classes to different share classes, and on moving investments held in certain accounts to different accounts.

In addition, this amended subsection is added to (1) the "Purchase, exchange and sale of shares" section of the Retirement Plan Prospectus and (2) the "Purchase and exchange of shares" section of the Prospectus for American Funds money market funds.

5. The paragraph immediately under the heading "Reducing your Class A initial sales charge" in the "Sales charge reductions and waivers" section of the Prospectus is amended in its entirety to read as follows (not applicable to American Funds money market funds):

Consistent with the policies described in this prospectus, you and your "immediate family" (your spouse -- or equivalent if recognized under local law -- and your children under the age of 21) may combine all of your American Funds investments to reduce your Class A sales charge. However, for this purpose, investments representing direct purchases of American Funds money market funds are excluded. Following are different ways that you may qualify for a reduced Class A sales charge:

6.  The paragraph immediately under the heading "Concurrent purchases" in the "Sales charge reductions and waivers" section of the Prospectus is amended in its entirety to read as follows (not applicable to American Funds money market funds):

You may combine simultaneous purchases (including, upon your request, purchases for gifts) of any class of shares of two or more American Funds to qualify for a reduced Class A sales charge.

7.  The second paragraph after the heading "Rights of accumulation" in the "Sales charge reductions and waivers" section of the Prospectus is amended in its entirety to read as follows (not applicable to American Funds money market funds):

If you make a gift of shares, upon your request, you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your American Funds accounts.

8.  The paragraph immediately under the heading "Rights of accumulation" in the "Sales charge reductions" section of the Retirement Plan Prospectus is amended in its entirety to read as follows (not applicable to American Funds money market funds):

You may take into account your accumulated holdings in all share classes of the American Funds to determine the initial sales charge you pay on each purchase of Class A shares. Subject to your investment dealer’s or recordkeeper’s capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings or (b) the amount you invested (excluding capital appreciation) less any withdrawals. Please see the statement of additional information for details. You should retain any records necessary to substantiate the historical amounts you have invested.

9.  The paragraph immediately under the heading "Statement of intention" in the "Sales charge reductions and waivers" section of the Prospectus is amended in its entirety to read as follows (not applicable to American Funds money market funds):

You may reduce your Class A sales charge by establishing a statement of intention. A statement of intention allows you to combine all purchases of all share classes of American Funds non-money market funds you intend to make over a 13-month period to determine the applicable sales charge; however, purchases made under a right of reinvestment, appreciation of your holdings, and reinvested dividends and capital gains do not count as purchases made during the statement period. The market value of your existing holdings eligible to be aggregated as of the day immediately before the start of the statement period may be credited toward satisfying the statement. A portion of your account may be held in escrow to cover additional Class A sales charges that may be due if your total purchases over the statement period do not qualify you for the applicable sales charge reduction. [Prospectus for American Funds non-tax-exempt funds adds: Employer-sponsored retirement plans may be restricted from establishing statements of intention. See "Sales charges" above for more information.]

10. The paragraph immediately above the heading "Transactions by telephone, fax or the Internet" in the "How to sell shares" section of the Prospectus, as well as the paragraph immediately above the heading "Valuing shares" in the "Purchase, exchange and sale of shares" section of the Retirement Plan Prospectus, are amended in their entirety to read as follows:

If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in the same fund or other American Funds provided the reinvestment occurs within 90 days after the date of the redemption or distribution and is made into the same account from which you redeemed the shares or received the distribution. If the account has been closed, reinvestment can be made without a sales charge if the new receiving account has the same registration as the closed account. [Prospectus includes the following: Proceeds from a Class B share redemption made during the contingent deferred sales charge period will be reinvested in Class A shares. Proceeds from any other type of redemption and all dividend payments and capital gain distributions will be reinvested in the same share class from which the original redemption or distribution was made. Any contingent deferred sales charge on Class A or C shares will be credited to your account.] [Retirement Plan Prospectus includes the following: Proceeds will be reinvested in the same share class from which the original redemption or distribution was made.] Redemption proceeds of Class A shares representing direct purchases in American Funds money market funds that are reinvested in non-money market American Funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by American Funds Service Company. Redemption proceeds from a systematic withdrawal plan are not eligible for reinvestment without a sales charge. You may not reinvest proceeds in the American Funds as described in this paragraph if such proceeds are subject to a purchase block as described under "Frequent trading of fund shares. " This paragraph does not apply to rollover investments as described under "Rollovers from retirement plans to IRAs. "

MFGEBS-007-0307 Litho in USA CGD/MW/9767-S9100

                      THE CASH MANAGEMENT TRUST OF AMERICA
                    THE U.S. TREASURY MONEY FUND OF AMERICA
                      THE TAX-EXEMPT MONEY FUND OF AMERICA

                                     Part B
                      Statement of Additional Information

                                December 1, 2006
                        (as supplemented April 1, 2007)

This document is not a prospectus but should be read in conjunction with the current prospectus of The Cash Management Trust of America ("CMTA"), The U.S.
Treasury Money Fund of America ("CTRS") and The Tax-Exempt Money Fund of America
("CTEX") dated December 1, 2006. The prospectus may be obtained from your financial adviser or by writing to the funds at the following address:

                      The Cash Management Trust of America
                    The U.S. Treasury Money Fund of America
                      The Tax-Exempt Money Fund of America
                              Attention: Secretary
                             333 South Hope Street
                         Los Angeles, California 90071
                                  213/486-9200

Shareholders who purchase shares at net asset value through eligible retirement plans should note that not all of the services or features described below may be available to them. They should contact their employers for details.

                               TABLE OF CONTENTS

Item                                                                  Page no.
----                                                                  --------

Financial statements

                          Money Market Funds -- Page 1

                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of each fund's net assets unless otherwise noted. This summary is not intended to reflect all of the funds' investment limitations.

THE CASH MANAGEMENT TRUST OF AMERICA

     DEBT SECURITIES

     .    The fund will invest substantially all of its assets in securities rated in the highest short-term rating categories (i.e., Prime-1,
          A-1).

     MATURITY

     .    The fund currently intends (over the next twelve months) to maintain a dollar-weighted average portfolio maturity of approximately 35 days or less.

THE U.S. TREASURY MONEY FUND OF AMERICA

     U.S. TREASURY SECURITIES

     .    The fund will invest substantially all of its assets in U.S. Treasury securities.

     MATURITY

     .    The fund currently intends (over the next twelve months) to maintain a dollar-weighted average portfolio maturity of approximately 86 days or less.

THE TAX-EXEMPT MONEY FUND OF AMERICA

     TAX-EXEMPT SECURITIES

     .    The fund will invest at least 80% of its assets in securities the interest on which is exempt from federal income tax.

     DEBT SECURITIES

     .    The fund may invest up to 20% of its assets in securities that are subject to alternative minimum taxes.

     .    The fund will invest substantially all of its assets in securities rated in the highest short-term rating categories (i.e., Prime-1,
          A-1).

     MATURITY

     .    The fund currently intends (over the next twelve months) to maintain a dollar-weighted average portfolio maturity of approximately 60 days or less.

                        *     *     *     *     *     *

                          Money Market Funds -- Page 2

The funds may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.

          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under "Investment objective, strategies and risks."

INVESTMENT POLICIES -- CMTA and CTEX may invest in securities that are rated in the two highest rating categories for debt obligations by at least two nationally recognized statistical rating organizations (or one rating organization if the instrument was rated by only one such organization) or, if unrated, are of comparable quality as determined in accordance with procedures established by the Board of Trustees ("eligible securities"). The nationally recognized statistical rating organizations currently rating instruments of the type each fund may purchase include Moody's Investors Service ("Moody's"),
Standard & Poor's Corporation ("S&P"), Fitch Ratings ("Fitch") and Dominion Bond
Rating Service ("DBRS"). Subsequent to its purchase, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for its purchase. Neither event requires the elimination of such securities from a fund's portfolio, but Capital Research and Management Company (the "investment adviser") will consider such an event in its determination of whether the fund should continue to hold the securities. Investments in eligible securities not rated in the highest category by at least two rating organizations (or one rating organization if the instrument was rated by only one such organization), and unrated eligible securities not determined by the Board of Trustees to be of comparable quality to those rated in the highest category, will be limited to 5%
of a fund's total assets, with the investment in any one such issuer being limited to no more than the greater of 1% of a fund's total assets or
$1,000,000. For CMTA, if instruments are unrated, they must be issued, guaranteed or insured by the United States or Canadian governments, their agencies or instrumentalities. CTEX generally invests in instruments that are issued by states, territories or possessions of the United States (or political subdivisions, agencies or instrumentalities thereof) and municipal securities that are supported by credit and liquidity enhancements. CTRS invests exclusively in U.S. Treasury securities, which are of the highest credit quality.

THE CASH MANAGEMENT TRUST OF AMERICA
------------------------------------

CMTA may invest in the short-term securities described below:

COMMERCIAL PAPER -- Short-term notes issued by companies, governmental bodies or bank/ corporation sponsored conduits (asset-backed commercial paper).

SHORT-TERM BANK OBLIGATIONS -- Certificates of deposit (interest-bearing time deposits), bank notes, bankers' acceptances (time drafts drawn on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)
representing direct or contingent obligations of commercial banks. Commercial banks issuing obligations in which CMTA invests must be on an approved list that is monitored on a regular basis.

SAVINGS ASSOCIATION OBLIGATIONS -- Bank notes and certificates of deposit
(interest-bearing time deposits) issued by savings banks or savings and loan associations. Savings associations issuing obligations in which CMTA invests must be on an approved list that is monitored on a regular basis.

                          Money Market Funds -- Page 3

U.S. GOVERNMENT OBLIGATIONS -- U.S. government obligations are securities backed by the full faith and credit of the U.S. government. U.S. government obligations include the following types of securities:

     U.S. TREASURY SECURITIES -- U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds.
     For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.

     FEDERAL AGENCY SECURITIES BACKED BY "FULL FAITH AND CREDIT" -- The
     securities of certain U.S. government agencies and government-sponsored entities are guaranteed as to the timely payment of principal and interest by the full faith and credit of the U.S. government. Such agencies and entities include the Government National Mortgage Association (Ginnie Mae),
     the Veterans Administration (VA), the Federal Housing Administration (FHA),
     the Export-Import Bank (Exim Bank), the Overseas Private Investment
     Corporation (OPIC), the Commodity Credit Corporation (CCC) and the Small
     Business Administration (SBA).

OTHER FEDERAL AGENCY OBLIGATIONS -- Additional federal agency securities are neither direct obligations of, nor guaranteed by, the U.S. government. These obligations include securities issued by certain U.S. government agencies and government-sponsored entities. However, they generally involve some form of federal sponsorship: some operate under a government charter; some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or entity. These agencies and entities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation
(Freddie Mac), Federal National Mortgage Association (Fannie Mae), Tennessee
Valley Authority and Federal Farm Credit Bank System.

CORPORATE BONDS AND NOTES -- Corporate obligations include those that mature, or may be redeemed by CMTA, in 13 months or less. These obligations may originally have been issued with maturities in excess of 13 months. CMTA currently may invest only in corporate bonds or notes of issuers having outstanding short-term securities rated in the top rating category and long-term ratings of A or better, in each case by Moody's, S&P, Fitch or DBRS. See the appendix for a description of high-quality ratings by Moody's, S&P, Fitch and DBRS.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements under which the fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Repurchase agreements permit the fund to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the fund's custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the investment adviser. The fund will only enter into repurchase agreements involving securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the investment adviser. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the fund may be delayed or limited.

                          Money Market Funds -- Page 4

THE U.S. TREASURY MONEY FUND OF AMERICA AND THE TAX-EXEMPT MONEY FUND OF AMERICA
--------------------------------------------------------------------------------

LOANS OF PORTFOLIO SECURITIES -- Each fund is authorized to lend portfolio securities to selected securities dealers or other institutional investors whose financial condition is monitored by the investment adviser. The borrower must maintain with the fund's custodian collateral consisting of cash, cash equivalents or U.S. government securities equal to at least 100% of the value of the borrowed securities, plus any accrued interest. The investment adviser will monitor the adequacy of the collateral on a daily basis. Each fund may at any time call a loan of its portfolio securities and obtain the return of the loaned securities. Each fund will receive any interest paid on the loaned securities and a fee or a portion of the interest earned on the collateral. Each fund will limit its loans of portfolio securities to an aggregate of 10% of the value of its total assets, measured at the time any such loan is made.

REPURCHASE AGREEMENTS -- Although neither CTRS nor CTEX has a current intention of doing so during the next 12 months, each fund is authorized to enter into repurchase agreements, subject to the standards applicable to CMTA's repurchase agreement transactions as described above.

THE TAX-EXEMPT MONEY FUND OF AMERICA
------------------------------------

MUNICIPAL BONDS -- Municipal bonds are debt obligations generally issued to obtain funds for various public purposes, including the construction of public facilities. Opinions relating to the validity of municipal bonds, exclusion of municipal bond interest from an investor's gross income for federal income tax purposes and, where applicable, state and local income tax, are rendered by bond counsel to the issuing authorities at the time of issuance.

The two principal classifications of municipal bonds are general obligation bonds and limited obligation or revenue bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit including, if available, its taxing power for the payment of principal and interest. Issuers of general obligation bonds include states, counties, cities, towns and various regional or special districts. The proceeds of these obligations are used to fund a wide range of public facilities, such as the construction or improvement of schools, highways and roads, water and sewer systems and facilities for a variety of other public purposes. Lease revenue bonds or certificates of participation in leases are payable from annual lease rental payments from a state or locality. Annual rental payments are payable to the extent such rental payments are appropriated annually.

Typically, the only security for a limited obligation or revenue bond is the net revenue derived from a particular facility or class of facilities financed thereby or, in some cases, from the proceeds of a special tax or other special revenues. Revenue bonds have been issued to fund a wide variety of revenue-producing public capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities;
colleges and universities; hospitals; and convention, recreational, tribal gaming and housing facilities. Although the security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund which may also be used to make principal and interest payments on the issuer's obligations. In addition, some revenue obligations (as well as general obligations) are insured by a bond insurance company or backed by a letter of credit issued by a banking institution.

Revenue bonds also include, for example, pollution control, health care and housing bonds, which, although nominally issued by municipal authorities, are generally not secured by the

                          Money Market Funds -- Page 5

taxing power of the municipality but by the revenues of the authority derived from payments by the private entity which owns or operates the facility financed with the proceeds of the bonds. Obligations of housing finance authorities have a wide range of security features, including reserve funds and insured or subsidized mortgages, as well as the net revenues from housing or other public projects. Many of these bonds do not generally constitute the pledge of the credit of the issuer of such bonds. The credit quality of such revenue bonds is usually directly related to the credit standing of the user of the facility being financed or of an institution which provides a guarantee, letter of credit or other credit enhancement for the bond issue.

SECURITIES SUBJECT TO ALTERNATIVE MINIMUM TAX -- The funds may invest in tax-exempt securities believed to pay interest constituting an item of tax preference subject to alternative minimum tax. Therefore, while each fund's distributions from tax-exempt securities are not subject to regular federal income tax, a portion or all may be included in determining a shareholder's federal alternative minimum tax.

TEMPORARY TAXABLE INVESTMENTS -- A portion of CTEX's assets, which normally will be less than 20%, may be invested in high-quality taxable short-term securities.
Such temporary investments may include: (a) obligations of the U.S. Treasury;
(b) obligations of agencies and instrumentalities of the U.S. government; and
(c) money market instruments, such as certificates of deposit issued by domestic banks, corporate commercial paper and bankers' acceptances. These investments may be made when deemed advisable for temporary defensive purposes or when the investment adviser believes there is an unusual disparity between the after-tax income available on taxable investments and the income available on tax-exempt securities.

THE CASH MANAGEMENT TRUST OF AMERICA, THE U.S. TREASURY MONEY FUND OF AMERICA
-----------------------------------------------------------------------------
AND THE TAX-EXEMPT MONEY FUND OF AMERICA
----------------------------------------

MONEY MARKET INSTRUMENTS -- The funds invest in various high-quality money market instruments that mature, or may be redeemed or resold, in 13 months or less (25 months or less in the case of U.S. government securities). For CMTA, they include: (a) commercial paper (notes issued by corporations, governmental bodies or bank/corporation sponsored conduits (asset-backed commercial paper)),
(b) short-term bank obligations (for example, certificates of deposit, bankers'
acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)) or bank notes, (c) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations), (d)
securities of the U.S. government, its agencies or instrumentalities, and (e)
corporate bonds and notes. CMTA may invest in securities issued by non-U.S.
entities or in securities with credit and liquidity support features provided by
non-U.S. entities. Since these securities are issued by entities that may have substantial operations outside the United States, they may involve additional risks and considerations. These securities may be affected by unfavorable political, economic or governmental developments that could affect the repayment of principal or payment of interest. Securities of U.S. issuers with substantial operations outside the United States may also be subject to similar risks.

CTRS may invest in instruments that include U.S. Treasury bills, notes and bonds. CTEX invests in money market instruments that are issued by states, territories or possessions of the United States and the District of Columbia and
their political subdivisions, agencies and instrumentalities ("municipalities")
to obtain funds for various public purposes. CTEX may purchase various types of municipal securities, including tax, bond, revenue, grant anticipation notes, construction loan notes, municipal commercial paper, general obligation bonds, revenue bonds and industrial

                          Money Market Funds -- Page 6

development bonds. In addition, CTEX may invest in municipal securities that are supported by credit and liquidity enhancements, including letters of credit from domestic and non-U.S. banks and other financial institutions. Changes in the credit quality of these institutions could cause the fund to experience a loss and may affect its share price. To the extent that the credit quality of these institutions is downgraded, investments in such securities could increase the level of illiquidity of the fund's portfolio for the remaining maturity of the instruments.

VARIABLE AND FLOATING RATE OBLIGATIONS -- The interest rates payable on certain securities in which the funds may invest may not be fixed but may fluctuate based upon changes in market rates or credit ratings. Variable and floating rate obligations bear coupon rates that are adjusted at designated intervals, based on the then current market rates of interest or credit ratings. The rate adjustment features tend to limit the extent to which the market value of the obligations will fluctuate.

PUT SECURITIES -- CMTA and CTEX may purchase securities that provide for the right to resell them to the issuer, a bank or a broker-dealer, typically at the par value plus accrued interest within a specified period of time prior to maturity. This right is commonly known as a "put" or a "demand feature." The funds may pay a higher price for such securities than would otherwise be paid for the same security without such a right. The funds will enter into these transactions only with issuers, banks or broker-dealers that are determined by the investment adviser to present minimal credit risks. If an issuer, bank or broker-dealer should default on its obligation to repurchase, the funds may be unable to recover all or a portion of any loss sustained. There is no specific limit on the extent to which the funds may invest in such securities.

MATURITY -- Each fund determines its net asset value using the penny-rounding method, according to rules of the Securities and Exchange Commission, which permits it to maintain a constant net asset value of $1.00 per share under normal conditions. In accordance with rule 2a-7 under the Investment Company Act of 1940, as amended, each fund is required to maintain a dollar-weighted average portfolio maturity of 90 days or less and purchase only instruments having remaining maturities of 13 months or less (25 months or less in the case of U.S.
government securities) determined in accordance with procedures established by the Board of Trustees to present minimal credit risks. For this purpose, certain variable and floating rate obligations and put securities which may otherwise have stated maturities in excess of 13 months (25 months in the case of U.S.
government securities) will be deemed to have remaining maturities equal to the period remaining until each next readjustment of the interest rate or until the fund is entitled to repayment or repurchase of the security. CMTA, CTRS and CTEX currently intend (over the next twelve months) to maintain dollar-weighted average portfolio maturities of approximately 35 days or less, 86 days or less and 60 days or less, respectively.

FORWARD COMMITMENT, WHEN ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The funds may enter into commitments to purchase or sell securities at a future date. When the funds agree to purchase such securities, they assume the risk of any decline in value of the security from the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the funds could miss a favorable price or yield opportunity, or could experience a loss.

The funds will not use these transactions for the purpose of leveraging and will segregate liquid assets that will be marked to market daily in an amount sufficient to meet their payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent a fund's aggregate commitments in connection with these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position

                          Money Market Funds -- Page 7

(because it may have an amount greater than its net assets subject to market risk). Should market values of a fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The funds will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet their obligations. After a transaction is entered into, the funds may still dispose of or renegotiate the transaction. Additionally, prior to receiving delivery of securities as part of a transaction, the funds may sell such securities.

                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES -- Each fund has adopted the following fundamental policies and investment restrictions, which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the
Investment Company Act of 1940, as amended (the "1940 Act"), as the vote of the lesser of (a) 67% or more of the outstanding voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities. All percentage limitations are considered at the time securities are purchased and are based on a fund's net assets unless otherwise indicated. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the funds.

THE CASH MANAGEMENT TRUST OF AMERICA

CMTA may not:
         ---

1.   Invest its assets in issues, other than those of the U.S. government, its agencies or instrumentalities, obligations of commercial banks and savings institutions with total assets in excess of $1 billion, commercial paper, and investment-grade corporate obligations - all maturing in one year or less. CMTA may, however, invest in obligations issued by commercial banks and savings institutions with assets of less than $1 billion if the principal amounts of such obligations are fully insured by the U. S. government;

2.   Invest more than 5% of its total assets in the securities of any one issuer, except the U.S. government, its agencies and instrumentalities. With respect to 25% of total assets, commercial banks are excluded from this 5%
limitation;

3.   Invest more than 25% of total assets in the securities of issuers in the same industry. Electric, natural gas distribution, natural gas pipeline, combined electric and natural gas, and telephone utilities are considered separate industries for purposes of this restriction. Obligations of the U.S.
government, its agencies and instrumentalities are not subject to this 25%
limitation on industry concentration. In addition, CMTA may, if deemed advisable, invest more than 25% of its assets in the obligations of commercial banks;

 4.  Enter into any repurchase agreement if, as a result, more than 10% of total assets would be subject to repurchase agreements maturing in more than seven days;

 5.  Make loans to others except for the purchase of debt securities or entering into repurchase agreements as listed above;

                          Money Market Funds -- Page 8

6.   Borrow money, except from banks for temporary purposes and then in an amount not in excess of 33-1/3% of total assets. This borrowing power is reserved to facilitate the orderly sale of portfolio securities to accommodate unusually heavy redemption requests, if they should occur; it is not included for investment purposes;

7.   Pledge more than 15% of its assets and then only to secure temporary borrowings from banks;

8.   Sell securities short;

9.   Invest in puts, calls, straddles, spreads or any combination thereof;

10.  Purchase or sell securities of other investment companies (except in connection with a merger, consolidation, acquisition or reorganization), real estate, or commodities;

11.  Engage in the underwriting of securities issued by others.

Notwithstanding Investment Restriction #9, the fund may invest in securities with put and call features.

NONFUNDAMENTAL POLICIES -- The following policies are nonfundamental and may be changed by the Board of Trustees without shareholder approval.

For purposes of Investment Restriction #1, CMTA currently invests only in high quality obligations in accordance with rule 2a-7 under the 1940 Act, as described in the prospectus. (CMTA will notify shareholders 180 days in advance in the event it no longer is required to adhere to rule 2a-7 and it intends to stop relying on the rule.)

For purposes of Investment Restriction #2, the fund may invest more than 5% of its total assets in the securities of any one issuer only to the extent allowed under rule 2a-7 of the 1940 Act.

For purposes of Investment Restriction #3, CMTA will not invest 25% or more of total assets in the securities of issuers in the same industry. Additionally, for purposes of Investment Restriction #3, the investment adviser currently interprets the term "commercial banks" to mean domestic branches of U.S. banks.

CMTA may not issue senior securities, except as permitted by the 1940 Act.

THE U.S. TREASURY MONEY FUND OF AMERICA

CTRS may not:
         ---

 1.  Purchase any security (other than securities issued or guaranteed by the
U.S. government or its agencies or instrumentalities), if immediately after and as a result of such investment (a) with respect to 75% of CTRS' total assets, more than 5% of CTRS' total assets would be invested in securities of the issuer, or (b) CTRS would hold more than 10% of any class of securities or of the total securities of the issuer (for this purpose all indebtedness of an issuer shall be deemed a single class).

                          Money Market Funds -- Page 9

 2.  Buy or sell real estate (including real estate limited partnerships) in the ordinary course of its business; however, CTRS may invest in securities secured by real estate or interests therein;

 3.  Acquire securities for which there is no readily available market or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if, immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of CTRS' total assets;

 4.  Make loans to others, except by the purchase of debt securities, entering into repurchase agreements or making loans of portfolio securities;

 5.  Sell securities short;

 6.  Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases or sales of securities;

 7.  Borrow money, except from banks for temporary or emergency purposes, not in excess of 5% of the value of CTRS' total assets, excluding the amount borrowed.
This borrowing provision is intended to facilitate the orderly sale of portfolio securities to accommodate unusually heavy redemption requests, if they should occur; it is not intended for investment purposes. In the event that the asset coverage for CTRS' borrowings falls below 300%, CTRS will reduce within three days (excluding Sundays and holidays), the amount of its borrowings in order to provide for 300% asset coverage, and except that CTRS may enter into reverse repurchase agreements, provided that reverse repurchase agreements and any other transactions constituting borrowing by CTRS may not exceed one-third of CTRS'
total assets;

 8.  Mortgage, pledge, or hypothecate its assets, except in an amount up to 5%
of the value of its total assets, but only to secure borrowings for temporary or emergency purposes;

 9.  Underwrite any issue of securities, except to the extent that the purchase of securities directly from the issuer in accordance with CTRS' investment objective, policies and restrictions, and later resale, may be deemed to be an underwriting;

10.  Knowingly purchase securities of other managed investment companies, except in connection with a merger, consolidation, acquisition, or reorganization;

11.  Buy or sell commodities or commodity contracts (including futures contracts) or oil, gas or other mineral exploration or development programs;

12.   Write, purchase or sell puts, calls, straddles, spreads or any combination thereof, except that this shall not prevent the purchase of securities which have "put" or "stand-by commitment" features;

13.  Purchase or retain the securities of any issuer, if, to the knowledge of
CTRS, those individual officers and Board members of CTRS, its Investment
Adviser, or principal underwriter, each owning beneficially more than 1/2 of 1%
of the securities of such issuer, together own more than 5% of the securities of such issuer;

14.  Invest more than 5% of the value of CTRS' total assets in securities of any issuer with a record of less than three years continuous operation, including predecessors;

                         Money Market Funds -- Page 10

15.  Invest 25% or more of total assets in the securities of issuers in the same industry. Electric, natural gas distribution, natural gas pipeline, combined electric and natural gas, and telephone utilities are considered separate industries for purposes of this restriction. Obligations of the U.S. government, its agencies and instrumentalities, are not subject to this 25% or more limitation on industry concentration. In addition, CTRS may, if deemed advisable, invest 25% or more of its assets in the obligations of commercial banks.

Notwithstanding Investment Restriction #10, the fund may invest in securities of other investment companies if deemed advisable by its officers in connection with the administration of a deferred compensation plan adopted by Trustees pursuant to an exemptive order granted by the Securities and Exchange
Commission.

NONFUNDAMENTAL POLICIES -- The following policies are nonfundamental and may be changed by the Board of Trustees without shareholder approval.

For purposes of Investment Restriction #11, the term "oil, gas or other mineral exploration or development programs" includes oil, gas or other mineral exploration or development leases.

For purposes of Investment Restriction #14, the fund may invest more than 5% of its total assets in the securities of any one issuer only to the extent allowed under rule 2a-7 of the 1940 Act.

For purposes of Investment Restriction #15, the investment adviser currently interprets the term "commercial banks" to mean domestic branches of U.S. banks.
Finally, CTRS will not invest more than 5% of its net assets valued at market at the time of purchase, in warrants including not more than 2% of such net assets in warrants that are not listed on either the New York Stock Exchange or the
American Stock Exchange; however, warrants acquired in units or attached to securities may be deemed to be without value for the purpose of this restriction.

CTRS may not issue senior securities, except as permitted by the 1940 Act.

THE TAX-EXEMPT MONEY FUND OF AMERICA

CTEX may not:
         ---

 1.  Purchase any security (other than securities issued or guaranteed by the
U.S. government or its agencies or instrumentalities), if immediately after and as a result of such investment (a) with respect to 75% of CTEX's total assets, more than 5% of CTEX's total assets would be invested in securities of the issuer, or (b) CTEX would hold more than 10% of any class of securities or of the total securities of the issuer (for this purpose all indebtedness of an issuer shall be deemed a single class).

 2.  Enter into any repurchase agreement if, as a result, more than 10% of the value of CTEX's total assets would be subject to repurchase agreements maturing in more than seven days;

 3.  Buy or sell real estate (including real estate limited partnerships) in the ordinary course of its business; however, CTEX may invest in securities secured by real estate or interests therein;

 4.  Acquire securities subject to restrictions on disposition or securities for which there is no readily available market (including securities of foreign issuers not listed on any recognized

                         Money Market Funds -- Page 11

foreign or domestic exchange), or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if, immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of
CTEX's total assets;

 5.  Make loans to others, except for the purchase of debt securities, entering into repurchase agreements or making loans of portfolio securities;

 6.  Sell securities short, except to the extent that CTEX contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short;

 7.  Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases or sales of securities;

 8.  Borrow money, except from banks for temporary or emergency purposes, not in excess of 5% of the value of CTEX's total assets, excluding the amount borrowed.
This borrowing provision is intended to facilitate the orderly sale of portfolio securities to accommodate unusually heavy redemption requests, if they should occur; it is not intended for investment purposes. In the event that the asset coverage for CTEX's borrowings falls below 300%, CTEX will reduce within three days (excluding Sundays and holidays), the amount of its borrowings in order to provide for 300% asset coverage;

 9.  Mortgage, pledge, or hypothecate its assets, except in an amount up to 5%
of the value of its total assets, but only to secure borrowings for temporary or emergency purposes;

10.  Underwrite any issue of securities, except to the extent that the purchase of municipal securities directly from the issuer in accordance with CTEX's investment objective, policies and restrictions, and later resale, may be deemed to be an underwriting;

11.  Invest in companies for the purpose of exercising control or management;

12.  Knowingly purchase securities of other managed investment companies, except in connection with a merger, consolidation, acquisition, or reorganization;

13.  Buy or sell commodities or commodity contracts or oil, gas or other mineral exploration or development programs;

14.  Write, purchase or sell puts, calls, straddles, spreads or any combination thereof, except that this shall not prevent the purchase of municipal securities which have "put" or "stand-by commitment" features;

15.  Purchase or retain the securities of any issuer, if, to the knowledge of
CTEX, those individual officers and Board members of CTEX, its Investment
Adviser, or principal underwriter, each owning beneficially more than 1/2 of 1%
of the securities of such issuer, together own more than 5% of the securities of such issuer;

16.  Invest more than 5% of the value of CTEX's total assets in securities of any issuer with a record of less than three years continuous operation, including predecessors;

17.  Invest 25% or more of the value of its total assets in the securities of issuers conducting their principal business activities in the same industry.

                         Money Market Funds -- Page 12

These restrictions also provide that the fund will:

Normally invest at least 80% of its assets in securities the income from which is exempt from federal income tax, or will invest its assets so that at least
80% of the income that the fund distributes is exempt from federal income tax.

For purposes of Investment Restriction #2, the fund will not enter into any repurchase agreement if, as a result, more than 10% of net assets would be subject to repurchase agreements maturing in more than seven days.

For the purpose of CTEX's investment restrictions, the identification of the
"issuer" of municipal securities that are not general obligation securities is made by the Investment Adviser on the basis of the characteristics of the securities as described, the most significant of which is the ultimate source of funds for the payment of principal and interest on such securities. For purposes of investment restriction #13 the term "commodities contract" includes futures contracts.

Notwithstanding Investment Restriction #12, the fund may invest in securities of other investment companies if deemed advisable by its officers in connection with the administration of a deferred compensation plan adopted by Trustees pursuant to an exemptive order granted by the Securities and Exchange
Commission.

For purposes of Investment Restriction #16, the fund may invest more than 5% of its total assets in the securities of any one issuer only to the extent allowed under rule 2a-7 of the 1940 Act.

NONFUNDAMENTAL POLICIES -- The following policies are nonfundamental and may be changed by the Board of Trustees without shareholder approval.

CTEX may not invest 25% or more of its assets in municipal securities the issuers of which are located in the same state, unless such securities are guaranteed by the U.S. government, or more than 25% of its total assets in securities the interest on which is paid from revenues of similar type projects.

CTEX may invest no more than an aggregate of 20% of its total assets in industrial development securities. There could be economic, business or political developments which might affect all municipal securities of a similar category or type or issued by issuers within any particular geographical area or jurisdiction.

CTEX may not issue senior securities, except as permitted by the 1940 Act.

Finally, CTEX will not invest more than 5% of its net assets valued at market at the time of purchase, in warrants including not more than 2% of such net assets in warrants that are not listed on either the New York Stock Exchange or the
American Stock Exchange; however, warrants acquired in units or attached to securities may be deemed to be without value for the purpose of this restriction.

                         Money Market Funds -- Page 13

                            MANAGEMENT OF THE FUNDS

BOARDS OF TRUSTEES AND OFFICERS

"INDEPENDENT" TRUSTEES/1/

 NAME, AGE AND                                                   NUMBER OF
 POSITION WITH FUND                                            PORTFOLIOS/3/
 (YEAR FIRST ELECTED/2/ AS A      PRINCIPAL OCCUPATION(S)        OVERSEEN       OTHER DIRECTORSHIPS/4/ HELD
 TRUSTEE)                          DURING PAST FIVE YEARS       BY TRUSTEE               BY TRUSTEE
--------------------------------------------------------------------------------------------------------------

 Richard G. Capen, Jr.,  72     Corporate director and              15         Carnival Corporation
 Trustee (1999)                 author; former U.S.
                                Ambassador to Spain; former
                                Vice Chairman,
                                Knight-Ridder, Inc.
                                (communications company);
                                former Chairman and
                                Publisher, The Miami Herald

--------------------------------------------------------------------------------------------------------------
 H. Frederick Christie,  73     Private investor; former           21          Ducommun
 Trustee (CMTA-1976;            President and CEO, The                         Incorporated;
 CTRS-1991; CTEX-1989)          Mission Group (non-utility                     IHOP Corporation;
                                holding company, subsidiary                    Southwest Water
                                of Southern California                         Company
                                Edison Company)
--------------------------------------------------------------------------------------------------------------
 Diane C. Creel, 58             Chairman of the Board,              13         Allegheny
 Trustee (1994)                 President and CEO,                             Technologies;
                                Ecovation, Inc. (organic                       BF Goodrich;
                                waste management); former                      Foster Wheeler Ltd.
                                President and CEO, The Earth
                                Technology Corporation
                                (international consulting
                                engineering)
--------------------------------------------------------------------------------------------------------------
 James G. Ellis, 60             Vice Provost, Globalization,         12        Genius Products;
 Director (CMTA-2006;           University of Southern                         Professional
 CTRS-2006)                     California; Vice Dean,                         Business Bank
                                Marshall School of Business,
                                University of Southern
                                California; Professor,
                                Marshall School of Business,
                                University of Southern
                                California
--------------------------------------------------------------------------------------------------------------
 Martin Fenton, 71              Chairman of the Board,              18         None
 Chairman of the Boards         Senior Resource Group LLC
 (Independent and               (development and management
 Non-Executive) (CMTA-1989;     of senior living
 CTRS-1991; CTEX-1989)          communities)
--------------------------------------------------------------------------------------------------------------
 Leonard R. Fuller, 60          President and CEO, Fuller           16         None
 Trustee (CMTA-1994;            Consulting (financial
 CTRS-1994; CTEX-1995)          management consulting firm)

--------------------------------------------------------------------------------------------------------------
 R. Clark Hooper, 60            Private investor; former            18         JPMorgan Value
 Trustee (2005)                 President, Dumbarton Group                     Opportunities Fund
                                LLC (consulting); former
                                Executive Vice President -
                                Policy and Oversight, NASD

--------------------------------------------------------------------------------------------------------------
 Richard G. Newman,/5/ 72       Chairman of the Board, AECOM        14         Sempra Energy;
 Trustee (1991)                 Technology Corporation                         Southwest Water
                                (engineering, consulting and                   Company
                                professional technical
                                services)
--------------------------------------------------------------------------------------------------------------
 Frank M. Sanchez, 63           Principal, The Sanchez              13         None
 Trustee (1999)                 Family Corporation dba
                                McDonald's Restaurants
                                (McDonald's licensee)
--------------------------------------------------------------------------------------------------------------

                         Money Market Funds -- Page 14

 "INTERESTED" TRUSTEES/6,7/

                                  PRINCIPAL OCCUPATION(S)
                                  DURING PAST FIVE YEARS
 NAME, AGE AND                         AND POSITIONS            NUMBER OF
 POSITION WITH FUND            HELD WITH AFFILIATED ENTITIES  PORTFOLIOS/3/
 (YEAR FIRST ELECTED/2/ AS A   OR THE PRINCIPAL UNDERWRITER     OVERSEEN      OTHER DIRECTORSHIPS/4/ HELD
 TRUSTEE/OFFICER)                      OF THE FUNDS            BY TRUSTEE        BY TRUSTEE OR OFFICER
----------------------------------------------------------------------------------------------------------

 Paul G. Haaga, Jr., 57         Vice Chairman of the Board,        16         None
 Vice Chairman of the Boards    Capital Research and
 (CMTA-1985; CTRS-1990;         Management Company;
 CTEX-1992)                     Director, The Capital Group
                                Companies, Inc.*
----------------------------------------------------------------------------------------------------------
 Abner D. Goldstine, 76         Senior Vice President and          13         None
 President                      Director, Capital Research
 and Trustee (CMTA-1976;        and Management Company
 CTRS-1991; CTEX-1989)
----------------------------------------------------------------------------------------------------------

                         Money Market Funds -- Page 14

 OTHER OFFICERS/7/

 NAME, AGE AND
 POSITION WITH FUND           PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
 (YEAR FIRST ELECTED/2/ AS      AND POSITIONS HELD WITH AFFILIATED ENTITIES
 AN OFFICER)                     OR THE PRINCIPAL UNDERWRITER OF THE FUNDS
-------------------------------------------------------------------------------

 Teresa S. Cook, 54          Senior Vice President - Investment Management
 Senior Vice President       Group,
 (CMTA and CTRS only)        Capital Research and Management Company
 (1991)
-------------------------------------------------------------------------------
 Neil L. Langberg, 53        Vice President - Investment Management Group,
 Senior Vice                 Capital Research and Management Company
 President (CTEX only)
 (1989)
-------------------------------------------------------------------------------
 Kristine M. Nishiyama,      Vice President and Counsel - Fund Business
 36                          Management Group, Capital Research and Management
 Vice President (2003)       Company; Vice President and Counsel, Capital Bank
                             and Trust Company*
-------------------------------------------------------------------------------
 Karen F. Hall, 41           Vice President - Investment Management Group,
 Assistant                   Capital Research and Management Company
 Vice President
 (CMTA and CTRS only)
 (1999)
-------------------------------------------------------------------------------
 Kimberly S. Verdick, 42     Vice President - Fund Business Management Group,
 Secretary (1994)            Capital Research and Management Company
-------------------------------------------------------------------------------
 Ari M. Vinocor, 32          Vice President - Fund Business Management Group,
 Treasurer (2005)            Capital Research and Management Company
-------------------------------------------------------------------------------
 Courtney R. Taylor, 32      Senior Compliance Specialist - Fund Business
 Assistant Secretary         Management Group, Capital Research and Management
 (2006)                      Company
-------------------------------------------------------------------------------
 Sharon G. Moseley, 39       Vice President - Fund Business Management Group,
 Assistant Treasurer         Capital Research and Management Company
 (2007)
-------------------------------------------------------------------------------

                         Money Market Funds -- Page 15

* Company affiliated with Capital Research and Management Company.

1 An "independent" trustee refers to a trustee who is not an "interested person"
 within the meaning of the 1940 Act.
2 Trustees and officers of the funds serve until their resignation, removal or retirement.

3 Funds managed by Capital Research and Management Company, including the
 American Funds, American Funds Insurance Series,(R) which is comprised of 15 funds and serves as the underlying investment vehicle for certain variable insurance contracts, and Endowments, which is comprised of two portfolios and whose shareholders are limited to certain nonprofit organizations.
4 This includes all directorships (other than those in the American Funds) that are held by each trustee as a director of a public company or a registered investment company.
5 The investment adviser and its affiliates use a subsidiary of AECOM, Inc. to perform architectural and space management services. The investment adviser's business relationship with the subsidiary preceded its acquisition by AECOM in 1994. The total fees relating to this engagement for the last two years represent less than 0.1% of AECOM, Inc.'s 2005 gross revenues.

6 "Interested persons," within the meaning of the 1940 Act, on the basis of their affiliation with the funds' investment adviser, Capital Research and
 Management Company, or affiliated entities (including the fund's principal underwriter).
7 All of the officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

THE ADDRESS FOR ALL TRUSTEES AND OFFICERS OF THE FUNDS IS 333 SOUTH HOPE STREET,
55TH FLOOR, LOS ANGELES, CALIFORNIA 90071, ATTENTION: SECRETARY.

                         Money Market Funds -- Page 16

FUND SHARES OWNED BY TRUSTEES AS OF DECEMBER 31, 2005

                                                     AGGREGATE DOLLAR RANGE/1/
                                                             OF SHARES
                                                        OWNED IN ALL FUNDS
                                                       IN THE AMERICAN FUNDS
                          DOLLAR RANGE/1/ OF FUND         FAMILY OVERSEEN
          NAME                  SHARES OWNED                BY TRUSTEE
-------------------------------------------------------------------------------

 "INDEPENDENT" TRUSTEES
-------------------------------------------------------------------------------
 Richard G. Capen, Jr.     CMTA:   Over $100,000           Over $100,000
                                 CTRS: None
                          CTEX: $10,001 - $50,000
-------------------------------------------------------------------------------
 H. Frederick Christie       CMTA: Over $100,000           Over $100,000
                                 CTRS: None
                                 CTEX: None
-------------------------------------------------------------------------------
 Diane C. Creel              CMTA: $1 - $10,000          $10,001 - $50,000
                             CTRS: $1 - $10,000
                             CTEX: $1 - $10,000
-------------------------------------------------------------------------------
 Martin Fenton             CMTA: $10,001- $50,000          Over $100,000
                          CTRS: $10,001 - $50,000
                          CTEX: $50,001 - $100,000
-------------------------------------------------------------------------------
 Leonard R. Fuller           CMTA: $1 - $10,000          $50,001 - $100,000
                                 CTRS: None
                                 CTEX: None
-------------------------------------------------------------------------------
 R. Clark Hooper                    None                $50,001 - $100,000
-------------------------------------------------------------------------------
 Richard G. Newman           CMTA: $1 - $10,000            Over $100,000
                             CTRS: $1 - $10,000
                             CTEX: $1 - $10,000
-------------------------------------------------------------------------------
 Frank M. Sanchez            CMTA: $1 - $10,000          $10,001 - $50,000
                             CTRS: $1 - $10,000
                             CTEX: $1 - $10,000
-------------------------------------------------------------------------------
 "INTERESTED" TRUSTEES
-------------------------------------------------------------------------------
 Don R. Conlan               CMTA: Over $100,000           Over $100,000
                                 CTRS: None
                                 CTEX: None
-------------------------------------------------------------------------------
 Abner D. Goldstine          CMTA: Over $100,000           Over $100,000
                            CTRS: Over $100,000
                          CTEX: $10,001 - $50,000
-------------------------------------------------------------------------------
 Paul G. Haaga, Jr.          CMTA: Over $100,000           Over $100,000
                          CTRS: $50,001 - $100,000
                                 CTEX: None
-------------------------------------------------------------------------------

1 Ownership disclosure is made using the following ranges: None; $1 - $10,000;
 $10,001 - $50,000; $50,001 - $100,000; and Over $100,000. The amounts listed for "interested" trustees include shares owned through The Capital Group
 Companies, Inc. retirement plan and 401(k) plan.

                         Money Market Funds -- Page 17

TRUSTEE COMPENSATION -- No compensation is paid by the funds to any officer or trustee who is a director, officer or employee of the investment adviser or its affiliates. The boards of funds advised by the investment adviser typically meet either individually or jointly with the boards of one or more other such funds with substantially overlapping board membership (in each case referred to as a
"board cluster"). The funds typically pay each independent trustee an annual fee, which ranges from $6,500 TO $13,510 for CMTA, $1,500 to $2,480 for CTRS and
$1,500 to $2,480 for CTEX, based primarily on the total number of board clusters on which that independent trustee serves.

In addition, the funds generally pay independent trustees attendance and other fees for meetings of the board and its committees. Board and committee chairs receive additional fees for their services.

Independent trustees also receive attendance fees for certain special joint meetings and information sessions with directors and trustees of other groupings of funds advised by the investment adviser. The funds and the other funds served by each independent trustee each pay an equal portion of these attendance fees.

No pension or retirement benefits are accrued as part of fund expenses.
Independent trustees may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the funds. The funds also reimburse certain expenses of the independent trustees.

                         Money Market Funds -- Page 18

TRUSTEE COMPENSATION PAID DURING THE FISCAL YEAR ENDED SEPTEMBER 30, 2006

                                                                                                      TOTAL COMPENSATION
                                                                      AGGREGATE COMPENSATION             (INCLUDING
                                                                       (INCLUDING VOLUNTARILY        VOLUNTARILY DEFERRED
                                                                       DEFERRED COMPENSATION/1/)        COMPENSATION/1/)
                                   NAME                                     FROM THE FUNDS         FROM ALL FUNDS MANAGED BY
------------------------------------------------------------------------------------------------    CAPITAL RESEARCH AND
                                                                                                           MANAGEMENT
                                                                                                 COMPANY OR ITS AFFILIATES/2/
                                                                                                 ----------------------------

 Richard G. Capen, Jr./3/                                                           $9,929 CMTA             $147,750
                                                                                     4,929 CTRS                                                                                 4,929 CTEX
-----------------------------------------------------------------------------------------------------------------------------
 H. Frederick Christie                                                               9,987 CMTA              381,250
                                                                                     4,987 CTRS
                                                                                     4,987 CTEX
-----------------------------------------------------------------------------------------------------------------------------
 Diane C. Creel/3/                                                                  10,654 CMTA               87,985
                                                                                     4,214 CTRS
                                                                                     4,214 CTEX
-----------------------------------------------------------------------------------------------------------------------------
 Martin Fenton/3/                                                                   11,023 CMTA              334,390
                                                                                     6,021 CTRS
                                                                                     6,021 CTEX
-----------------------------------------------------------------------------------------------------------------------------
 Leonard R. Fuller                                                                  10,214 CMTA              223,750
                                                                                     5,214 CTRS
                                                                                     5,214 CTEX
-----------------------------------------------------------------------------------------------------------------------------
 R. Clark Hooper                                                                    10,338 CMTA              190,583
                                                                                     5,338 CTRS
                                                                                     5,338 CTEX
-----------------------------------------------------------------------------------------------------------------------------
 Richard G. Newman                                                                   8,969 CMTA              160,810
                                                                                     3,969 CTRS
                                                                                     3,969 CTEX
-----------------------------------------------------------------------------------------------------------------------------
 Frank M. Sanchez                                                                   10,863 CMTA               90,485
                                                                                     4,423 CTRS
                                                                                     4,423 CTEX
-----------------------------------------------------------------------------------------------------------------------------

1 Amounts may be deferred by eligible trustees under a nonqualified deferred compensation plan adopted by the funds in 1993/1994. Deferred amounts accumulate at an earnings rate determined by the total return of one or more
 American Funds as designated by the trustees. Compensation shown in this table for the fiscal year ended September 30, 2006 does not include earnings on amounts deferred in previous fiscal years. See footnote 3 to this table for more information.
2 Funds managed by Capital Research and Management Company, including the
 American Funds, American Funds Insurance Series,(R) which is comprised of 15 funds and serves as the underlying investment vehicle for certain variable insurance contracts, and Endowments, which is comprised of two portfolios and whose shareholders are limited to certain nonprofit organizations.
3 Since the deferred compensation plans' adoption, the total amount of deferred compensation accrued by the funds (plus earnings thereon) through the 2006 fiscal year for participating trustees is as follows: Richard G. Capen ($51,620
 - CMTA; $22,936 - CTRS and $24,726 - CTEX), Diane C. Creel ($30,702 - CMTA;
 $11,399 - CTRS and $11,285 - CTEX) and Martin Fenton ($20,625 - CMTA; $8,610 -
 CTRS and $7,826 - CTEX). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the funds until paid to the trustees.

As of November 1, 2006, the officers and trustees of each fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of each fund.

Each fund, an open-end, diversified management investment company, was organized as a Massachusetts business trust (CMTA on March 1, 1976, CTRS on December 19,
1990 and CTEX on December 5, 1988).

                         Money Market Funds -- Page 19

Massachusetts common law provides that a trustee of a Massachusetts business trust owes a fiduciary duty to the trust and must carry out his or her responsibilities as a trustee in accordance with that fiduciary duty. Generally, a trustee will satisfy his or her duties if he or she acts in good faith and uses ordinary prudence.

The funds have several different classes of shares. Shares of each class represent an interest in the same investment portfolio. Each class has pro rata rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the board of trustees and set forth in the fund's rule 18f-3 Plan.
Each class' shareholders have exclusive voting rights with respect to the respective class' rule 12b-1 plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone. Note that
CollegeAmerica/(R)/ account owners invested in Class 529 shares are not shareholders of CMTA and, accordingly, do not have the rights of a shareholder, such as the right to vote proxies relating to fund shares. As the legal owner of
CMTA's Class 529 shares, the Virginia College Savings Plan/SM/ will vote any proxies relating to CMTA's Class 529 shares.

The funds do not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the funds will hold a meeting at which any member of the board could be removed by a majority vote.

The fund's declaration of trust and by-laws as well as separate indemnification agreements that the funds has entered into with independent trustees provide in effect that, subject to certain conditions, the funds will indemnify its officers and trustees against liabilities or expenses actually and reasonably incurred by them relating to their service to the fund. However, trustees are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

SHAREHOLDER AND TRUSTEE RESPONSIBILITY -- Under the laws of certain states, including Massachusetts, where each fund was organized, and California, where each fund's principal office is located, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the fund. However, the risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which a fund itself would be unable to meet its obligations.
The Declaration of Trust contains an express disclaimer of shareholder liability for acts, omissions, obligations or affairs of the funds and provides that notice of the disclaimer may be given in each agreement, obligation, or instrument which is entered into or executed by the funds or trustees. The
Declaration of Trust provides for indemnification out of fund property of any shareholder held personally liable for the obligations of each fund and also provides for each fund to reimburse such shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.

Under the Declaration of Trust, the trustees, officers, employees or agents of each fund are not liable for actions or failure to act; however, they are not protected from liability by reason of their

                         Money Market Funds -- Page 20

willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

COMMITTEES OF THE BOARD OF TRUSTEES -- The funds have an audit committee comprised of Richard G. Capen, Jr.; H. Frederick Christie; Leonard R. Fuller;
and R. Clark Hooper, none of whom is an "interested person" of the funds within the meaning of the 1940 Act. The committee provides oversight regarding the funds' accounting and financial reporting policies and practices, their internal controls and the internal controls of the funds' principal service providers.
The committee acts as a liaison between the funds' independent registered public accounting firm and the full board of trustees. Four audit committee meetings were held during the 2006 fiscal year.

The funds have a contracts committee comprised of Richard G. Capen, Jr.; H.
Frederick Christie; Diane C. Creel; Martin Fenton; Leonard R. Fuller; R. Clark
Hooper; Richard G. Newman; and Frank M. Sanchez, none of whom is an "interested person" of the funds within the meaning of the 1940 Act. The committee's principal function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the funds and their investment adviser or the investment adviser's affiliates, such as the
Investment Advisory and Service Agreement, Principal Underwriting Agreement,
Administrative Services Agreement and Plans of Distribution adopted pursuant to rule 12b-1 under the 1940 Act, that the funds may enter into, renew or continue, and to make its recommendations to the full board of trustees on these matters.
One contracts committee meeting was held during the 2006 fiscal year.

The funds have a nominating and governance committee comprised of Richard G.
Capen, Jr.; H. Frederick Christie; Diane C. Creel; Martin Fenton; Leonard R.
Fuller; R. Clark Hooper; Richard G. Newman; and Frank M. Sanchez, none of whom is an "interested person" of the funds within the meaning of the 1940 Act. The committee periodically reviews such issues as the board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the funds, addressed to the funds'
secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the committee. Four nominating and governance committee meetings were held during the 2006 fiscal year.

PROXY VOTING PROCEDURES AND GUIDELINES -- The funds and their investment adviser have adopted Proxy Voting Guidelines (the "Guidelines") with respect to voting proxies of securities held by the funds, other American Funds, Endowments and
American Funds Insurance Series. Certain American Funds have established separate proxy voting committees that vote proxies or delegate to a voting officer the authority to vote on behalf of those funds. Proxies for all other funds are voted by a committee of the investment adviser under authority delegated by those funds' boards. Therefore, if more than one fund invests in the same company, they may vote differently on the same proposal.

All U.S. proxies are voted. Non-U.S. proxies also are voted, provided there is sufficient time and information available. After a proxy is received, the investment adviser prepares a summary of

                         Money Market Funds -- Page 21

the proposals in the proxy. A discussion of any potential conflicts of interest is also included in the summary. After reviewing the summary, one or more research analysts familiar with the company and industry make a voting recommendation on the proxy proposals. A second recommendation is made by a proxy coordinator (a senior investment professional) based on the individual's knowledge of the Guidelines and familiarity with proxy-related issues. The proxy summary and voting recommendations are then sent to the appropriate proxy voting committee for the final voting decision.

The analyst and proxy coordinator making voting recommendations are responsible for noting any potential material conflicts of interest. One example might be where a director of one or more American Funds is also a director of a company whose proxy is being voted. In such instances, proxy voting committee members are alerted to the potential conflict. The proxy voting committee may then elect to vote the proxy or seek a third-party recommendation or vote of an ad hoc group of committee members.

The Guidelines, which have been in effect in substantially their current form for many years, provide an important framework for analysis and decision-making by all funds. However, they are not exhaustive and do not address all potential issues. The Guidelines provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the funds' understanding of the company's business, its management and its relationship with shareholders over time.

Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available on or about September 1 of each year (a) without charge, upon request by calling American Funds Service Company at 800/421-0180, (b) on the American
Funds website at americanfunds.com and (c) on the SEC's website at sec.gov.

The following summary sets forth the general positions of the American Funds,
Endowments, American Funds Insurance Series and the investment adviser on various proposals. A copy of the full Guidelines is available upon request, free of charge, by calling American Funds Service Company at 800/421-0180 or visiting the American Funds website.

     DIRECTOR MATTERS -- The election of a company's slate of nominees for director is generally supported. Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders. Separation of the chairman and CEO positions may also be supported. Typically, proposals to declassify the board (elect all directors annually) are supported based on the belief that this increases the directors' sense of accountability to shareholders.

     SHAREHOLDER RIGHTS -- Proposals to repeal an existing poison pill, to provide for confidential voting and to provide for cumulative voting are usually supported. Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder's right to call a special meeting are not typically supported.

     COMPENSATION AND BENEFIT PLANS -- Option plans are complicated, and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of

                         Money Market Funds -- Page 22

     dilution on existing shareholders from past and future equity awards.
     Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; however, they should not be excessive.

     ROUTINE MATTERS -- The ratification of auditors, procedural matters relating to the annual meeting and changes to company name are examples of items considered routine. Such items are generally voted in favor of management's recommendations unless circumstances indicate otherwise.

PRINCIPAL FUND SHAREHOLDERS -- The following tables identify those investors who own of record or are known by the funds to own beneficially 5% or more of any class of their shares as of the opening of business on November 1, 2006. Unless otherwise indicated, the ownership percentages below represent ownership of record rather than beneficial ownership.

THE CASH MANAGEMENT TRUST

                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------

 Edward D. Jones & Co.                               Class B         5.24%
 201 Progress Parkway
 Maryland Heights, MO 63043-3009
----------------------------------------------------------------------------
 Citigroup Global Markets, Inc.                      Class C         9.01
 333 W. 34th Street
 New York, NY 10001-2402
----------------------------------------------------------------------------
 Lloyd Meador                                        Class F         6.65
 Boulder, CO 80302
----------------------------------------------------------------------------
 CGTC                                                Class R-5      32.77
 400 S. Hope Street, Floor 22
 Los Angeles, CA 90071-2801
----------------------------------------------------------------------------
 Wells Fargo Bank                                    Class R-5      12.00
 P.O. Box 1533
 Minneapolis, MN 55480-1533
----------------------------------------------------------------------------
 CGTC                                                Class R-5       5.70
 120 S. State College Boulevard
 Brea, CA 92821-5805
----------------------------------------------------------------------------

THE U.S. TREASURY MONEY FUND OF AMERICA

                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------

 The Hildenbrand Family Trust                        Class A         8.10%
 Corona Del Mar, CA 92625-1823
----------------------------------------------------------------------------
 Emjayco                                             Class R-1      43.44
 P.O. Box 170910
 Milwaukee, WI 53217-0909
----------------------------------------------------------------------------
 Terrell B. Jones Defined Benefit Plan               Class R-1      17.85
 Zephyr Cover, NV 89448-4267
----------------------------------------------------------------------------
 Mid Atlantic Trust                                  Class R-1      15.52
 3336 Fourth Avenue, 5th Floor                       Class R-4       7.80
 The Times Building
 Pittsburgh, PA 15222-2004
----------------------------------------------------------------------------
 FNB & Co.                                           Class R-1       5.64
 P.O. Box 9012
 101 W. Sycamore Street
 Kokomo, IN 46904-9012
----------------------------------------------------------------------------
 Trustlynx                                           Class R-4      19.48
 P.O. Box 173736
 Denver, CO 80217-3736
----------------------------------------------------------------------------
 CGTC                                                Class R-5      52.82
 50 W. Liberty Street, Suite 980
 Reno, NV 89501-1978
----------------------------------------------------------------------------
 CGTC                                                Class R-5      22.08
 400 S. Hope Street, Floor 22
 Los Angeles, CA 90071-2801
----------------------------------------------------------------------------
 CB&T                                                Class R-5      13.32
 415 N. State Street
 Chicago, IL 60610-4631
----------------------------------------------------------------------------
 Wells Fargo Bank                                    Class R-5       9.10
 P.O. Box 1533
 Minneapolis, MN 55480-1533
----------------------------------------------------------------------------

                         Money Market Funds -- Page 23

THE TAX-EXEMPT MONEY FUND

                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------

 CGTC                                                Class R-5      19.07%
 50 W. Liberty Street, Suite 980
 Reno, NV 89501-1978
----------------------------------------------------------------------------
 CGTC Agent                                          Class R-5      18.73
 120 S. State College Boulevard
 Brea, CA 92821-5805
----------------------------------------------------------------------------
 CGTC                                                Class R-5      15.81
 50 W. Liberty Street, Suite 980
 Reno, NV 89501-1978
----------------------------------------------------------------------------
 CGTC Agent                                          Class R-5       7.91
 120 S. State College Boulevard
 Brea, CA 92821-5805
----------------------------------------------------------------------------
 CGTC Agent                                          Class R-5       6.27
 120 S. State College Boulevard
 Brea, CA 92821-5805
----------------------------------------------------------------------------

INVESTMENT ADVISER -- Capital Research and Management Company, the funds'
investment adviser, founded in 1931, maintains research facilities in the United
States and abroad (Los

                         Money Market Funds -- Page 24

Angeles, San Francisco, New York, Washington, DC, London, Geneva, Hong Kong,
Singapore and Tokyo). These facilities are staffed with experienced investment professionals. The investment adviser is located at 333 South Hope Street, Los
Angeles, CA 90071 and 135 South State College Boulevard, Brea, CA 92821. It is a
wholly owned subsidiary of The Capital Group Companies, Inc., a holding company for several investment management subsidiaries. The investment adviser manages equity assets for the American Funds through two divisions. These divisions generally function separately from each other with respect to investment research activities and they make investment decisions for the funds on a separate basis.

INVESTMENT ADVISORY AND SERVICE AGREEMENTS -- Each fund has an Investment
Advisory and Service Agreement (the "Agreement") with the investment adviser which provides that the investment adviser shall determine which securities shall be purchased or sold by each fund and provides certain services to each fund.

The CMTA Agreement will continue in effect until May 31, 2007, unless sooner terminated. The CTRS Agreement will continue in effect until October 31, 2007, unless sooner terminated, and the CTEX Agreement will continue in effect until
October 1, 2007, unless sooner terminated. Each Agreement may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the board of trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of such fund, and (b) the vote of a majority of trustees who are not parties to the
Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval.
The Agreement provides that the investment adviser has no liability to the funds for its acts or omissions in the performance of its obligations to the funds not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).

In addition to providing investment advisory services, the investment adviser furnishes the services and pays the compensation and travel expenses of persons to perform the funds' executive, administrative, clerical and bookkeeping functions, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies and postage used at the funds' offices. The funds pay all expenses not assumed by the investment adviser, including, but not limited to, custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements and notices to their shareholders; taxes; expenses of the issuance and redemption of fund shares (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the fund's plans of distribution (described below); legal and auditing expenses;
compensation, fees and expenses paid to independent trustees; association dues;
costs of stationery and forms prepared exclusively for the funds; and costs of assembling and storing shareholder account data.

Capital Research and Management Company manages the investment portfolios and business affairs of the funds and receives an annual fee from each fund as follows:

     CMTA: 0.32% on the first $1 billion of average daily net assets; plus 0.29%
     on average daily net assets between $1 billion and $2 billion; plus 0.27%
     on average daily net assets in excess of $2 billion;

                         Money Market Funds -- Page 25

     CTRS: 0.30% on the first $800 million of average net assets; plus 0.285% on average daily net assets in excess of $800 million;

     CTEX: 0.39% on the first $200 million of average net assets; plus 0.37% on average daily net assets between $200 million and $600 million; plus 0.33%
     on the portion of average daily net assets between $600 million and $1.2 billion; plus 0.29% on average daily net assets in excess of $1.2 billion.

CMTA. For the fiscal years ended September 30, 2006, 2005 and 2004, the
----
investment adviser was entitled to receive from the fund management fees of
$27,644,000, 24,653,000 and $23,838,000, respectively. After giving effect to the management fee reimbursement and waiver described below, the fund paid the investment adviser management fees of $24,880,000 (a reduction of $2,764,000)
and $22,379,000 (a reduction of $1,459,000) for the fiscal years ended September
30, 2006 and 2004, respectively. There were no management fees reimbursed or waived during the fiscal year ended September 30, 2005.

The Agreement provides that the investment adviser will reimburse CMTA for any expenses with respect to Class A shares that are incurred by the fund in any fiscal year, exclusive of interest, taxes, brokerage costs and extraordinary items such as litigation and acquisitions, to the extent such expenses exceed the lesser of 25% of gross income for the preceding year or the sum of (a)
1-1/2% of the average daily net assets of the preceding year up to and including
$30 million, and (b) 1% of any excess of average daily net assets of the preceding year over $30 million. To the extent CMTA's Class A share expenses exceed these limits, the investment adviser will reduce the management fees similarly for all classes of shares and/or reimburse other Class A expenses. For the fiscal year ended September 30, 2005 and 2004, reimbursements made by the investment adviser totaled $2,183,000 and $20,450,000, respectively;; however, such reimbursements did not impact the amount of the management fee paid during the fiscal year ended September 30, 2005.

Beginning October 1, 2005, the investment adviser agreed to waive 10% of the management fees that it was otherwise entitled to receive under the Agreement.
As a result of this waiver, management fees are reduced similarly for all classes of shares of the fund.

CTRS. For the fiscal years ended September 30, 2006, 2005 and 2004, the
----
investment adviser was entitled to receive from the fund management fees of
$1,673,000, $1,630,000 and $1,782,000, respectively. After giving effect to the management fee waivers described below, the fund paid the investment adviser management fees of $1,506,000 (a reduction of $167,000), $1,508,000 (a reduction of $122,000) and $1,775,000 (a reduction of $7,000) for the fiscal years ended
September 30, 2006, 2005 and 2004, respectively.

For the period from September 1, 2004 through March 31, 2005, the investment adviser agreed to waive 5% of the management fees that it was otherwise entitled to receive under the Agreement. Beginning April 1, 2005, this waiver increased to 10% of the management fees that it is otherwise entitled to receive. As a result of these waivers, management fees are reduced similarly for all classes of shares of the fund.

CTEX. For the fiscal years ended September 30, 2006, 2005 and 2004, the
----
investment adviser was entitled to receive from the fund management fees of
$1,693,000, $1,571,000 and $1,494,000, respectively. After giving effect to the management fee waivers described below, the fund paid the investment adviser management fees of $1,524,000 (a reduction of $169,000),

                         Money Market Funds -- Page 26

$1,453,000 (a reduction of $118,000) and $1,487,000 (a reduction of $7,000) for the fiscal years ended September 30, 2006, 2005 and 2004, respectively.

For the period from September 1, 2004 through March 31, 2005, the investment adviser agreed to waive 5% of the management fees that it was otherwise entitled to receive under the Agreement. Beginning April 1, 2005, this waiver increased to 10% of the management fees that it is otherwise entitled to receive. As a result of these waivers, management fees are reduced similarly for all classes of shares of the fund.

For all funds. The investment adviser has agreed that in the event the expenses
-------------
of each fund (with the exclusion of interest, taxes, brokerage costs, extraordinary expenses such as litigation and acquisitions or other expenses excludable under applicable state securities laws or regulations) for any fiscal year ending on a date on which such fund's Agreement is in effect, exceed the expense limitations, if any, applicable to such fund pursuant to state securities laws or any regulations thereunder, it will reduce its fee by the extent of such excess and, if required pursuant to any such laws or any regulations thereunder, will reimburse such fund in the amount of such excess.
Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses.

ADMINISTRATIVE SERVICES AGREEMENTS -- The Administrative Services Agreements
(the "Administrative Agreements") between CMTA and the investment adviser relating to CMTA's Class C, F, R and 529 shares, between CTRS and the investment adviser relating to CTRS' Class R shares and between CTEX and the investment adviser relating to CTEX's Class R-5 shares will continue in effect until May
31, 2007, October 31, 2007 and October 31, 2007 respectively, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of trustees who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. CMTA,
CTRS and CTEX may terminate the Administrative Agreement at any time by vote of a majority of the independent trustees. The investment adviser has the right to terminate each Administrative Agreement upon 60 days' written notice to CMTA,
CTRS or CTEX, as applicable. Each Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).

 Under each Administrative Agreement, the investment adviser provides certain transfer agent and administrative services for shareholders of CMTA's Class C,
F, R, Class 529 shares, CTRS' Class R shares and CTEX's Class R-5 shares. The investment adviser may contract with third parties, including American Funds
Service Company, CMTA's, CTRS' and CTEX's Transfer Agent, to provide these services. Services include, but are not limited to, shareholder account maintenance, transaction processing, tax information reporting, and shareholder and fund communications. In addition, the investment adviser monitors, coordinates and oversees the activities performed by third parties providing such services. For CMTA's Class R-1, R-2 and R-3 shares and CTRS' Class R-1 and
R-2 shares, the investment adviser agreed to pay a portion of these fees. For the year ended September 30, 2006, the total fees paid by the investment adviser were $1,498,000 and $64,000, respectively.

                         Money Market Funds -- Page 27

The investment adviser receives an administrative services fee at the annual rate of up to 0.15% of the average daily net assets for CMTA's Class C, F and
529 shares and CMTA's and CTRS' Class R shares (excluding Class R-5 shares) for administrative services provided to these share classes. Administrative services fees are paid monthly and accrued daily. The investment adviser uses a portion of this fee to compensate third parties for administrative services provided to the applicable fund. Of the remainder, the investment adviser will not retain more than 0.05% of the average daily net assets for each applicable share class.
For CMTA's, CTRS' and CTEX's Class R-5 shares, the administrative services fee is calculated at the annual rate of up to 0.10% of the average daily net assets.
The administrative services fee includes compensation for transfer agent and shareholder services provided to the funds' applicable share classes. In addition to making administrative service fee payments to unaffiliated third parties, the investment adviser also makes payments from the administrative services fee to American Funds Service Company according to a fee schedule contained in a Shareholder Services Agreement between each fund and
American Funds Service Company.

During the 2006 fiscal period, administrative services fees were:

----------------------------------------------------------------------------------------------

                               CMTA                      CLASS C               $   174,000
                                                         CLASS F                    35,000
                                                       CLASS 529-A                 246,000
                                                       CLASS 529-B                   5,000
                                                       CLASS 529-C                  20,000
                                                       CLASS 529-E                  14,000
                                                       CLASS 529-F                   7,000
                                                       CLASS R-1                    38,000
                                                       CLASS R-2                 3,624,000
                                                       CLASS R-3                 1,118,000
                                                       CLASS R-4                   245,000
                                                       CLASS R-5                   136,000
----------------------------------------------------------------------------------------------
                               CTRS                    CLASS R-1                     3,000
                                                       CLASS R-2                   191,000
                                                       CLASS R-3                    70,000
                                                       CLASS R-4                     8,000
                                                       CLASS R-5                    10,000
----------------------------------------------------------------------------------------------
                               CTEX                    CLASS R-5                    39,000
----------------------------------------------------------------------------------------------

PRINCIPAL UNDERWRITER AND PLANS OF DISTRIBUTION -- American Funds Distributors,
Inc. (the "Principal Underwriter") is the principal underwriter of each fund's shares. The Principal Underwriter is located at 333 South Hope Street, Los
Angeles, CA 90071; 135 South State College Boulevard, Brea, CA 92821; 15370
Barranca Parkway, Irvine, CA 92618; 3500 Wiseman

                         Money Market Funds -- Page 28

Boulevard, San Antonio, TX 78251; 8332 Woodfield Crossing Boulevard,
Indianapolis, IN 46240; and 5300 Robin Hood Road, Norfolk, VA 23513.

The Principal Underwriter receives revenues from sales of each fund's shares.
 For Class B and 529-B shares of CMTA, the Principal Underwriter sells the rights to the 12b-1 fees paid by CMTA for distribution expenses to a third party and receives the revenue remaining after compensating investment dealers for sales of Class B and 529-B shares. CMTA also pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers of Class B and
529-B shares. For Class C and 529-C shares, the Principal Underwriter receives any contingent deferred sales charges that apply during the first year after purchase. CMTA pays the Principal Underwriter for advancing the immediate service fees and commissions paid to qualified dealers of Class C and 529-C shares. For Class 529-E shares, CMTA pays the Principal Underwriter for advancing the immediate service fees and commissions paid to qualified dealers.
For Class F and 529-F shares, CMTA pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers and advisers who sell Class
F and 529-F shares. For Class R-1, R-2, R-3 and R-4 shares, CMTA pays the
Principal Underwriter for advancing the immediate service fees paid to qualified dealers and advisers who sell Class R-1, R-2, R-3 and R-4 shares.

Service fees received by the Principal Underwriter on sales of CMTA were:

                                FISCAL YEAR           SERVICE FEES RECEIVED
------------------------------------------------------------------------------

 CLASS B                            2006                     $  8,000
                                    2005                        7,000
                                    2004                       15,000
------------------------------------------------------------------------------
 CLASS C                            2006                      345,000
                                    2005                      179,000
                                    2004                       76,000
------------------------------------------------------------------------------
 CLASS 529-B                        2006                          225
                                    2005                           --
                                    2004                          270
------------------------------------------------------------------------------
 CLASS 529-C                        2006                       12,000
                                    2005                        5,000
                                    2004                        7,000
------------------------------------------------------------------------------

No compensation was paid to dealers.

Each fund has adopted plans of distribution (the "Plans") pursuant to rule 12b-1 under the 1940 Act. The Principal Underwriter receives amounts payable pursuant to the Plans (see below). As required by rule 12b-1 and the 1940 Act, the Plans
(together with the Principal Underwriting Agreement) have been approved by the full board of trustees and separately by a majority of the independent trustees of the funds who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. Potential benefits of the
Plans to the funds include quality shareholder services; savings to the funds in transfer agency costs; and benefits to the investment process from growth or stability of assets. The selection and nomination of independent trustees are committed to the discretion of the independent trustees during the existence of the Plans. The Plans may not be amended to increase materially the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly and the Plans must be renewed annually by the board of trustees.

                         Money Market Funds -- Page 29

Under the Plans, each fund may annually expend the following amounts to finance any activity which is primarily intended to result in the sale of fund shares, provided each fund's Board of Trustees has approved the category of expenses for which payment is being made: (a) for Class A shares, up to 0.15% of the average daily net assets attributable to Class A shares; (b) for Class 529-A shares
(CMTA only), up to 0.50% of the average daily net assets attributable to Class
529-A shares; (c) for Class B and 529-B shares (CMTA only), up to 0.90% of the average daily net assets attributable to Class B and 529-B shares, respectively;
(d) for Class C and 529-C shares (CMTA only), up to 1.00% of the average daily net assets attributable to Class C and 529-C shares, respectively; (e) for Class
529-E shares (CMTA only), up to 0.75% of the average daily net assets attributable to Class 529-E shares; and (f) for Class F and 529-F shares (CMTA only), up to 0.50% of the average daily net assets attributable to Class F and
529-F shares; (g) for Class R-1 shares, up to 1.00% of the average daily net assets attributable to Class R-1 shares (CMTA and CTRS only); (h) for Class R-2 shares, up to 1.00% of the average daily net assets attributable to Class R-2 shares (CMTA and CTRS only); (i) for Class R-3 shares, up to 0.75% of the average daily net assets attributable to Class R-3 shares (CMTA and CTRS only);
and (j) for Class R-4 shares, up to 0.50% of the average daily net assets attributable to Class R-4 shares (CMTA and CTRS only). The funds have not adopted a plan for Class R-5 shares; accordingly, no 12b-1 fees are paid from
Class R-5 assets.

For Class A (all funds) and 529-A shares (CMTA only): up to 0.15% is reimbursed to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers.

For Class B and 529-B shares (CMTA only): (a) up to 0.15% is paid to the
Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and (b) 0.75% is paid to the Principal
Underwriter for distribution-related expenses, including the financing of commissions paid to qualified dealers.

For Class C and 529-C shares (CMTA only): (a) up to 0.25% is paid to the
Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and (b) up to 0.75% is paid to the Principal
Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.

For Class 529-E shares (CMTA only): currently (a) up to 0.25% is paid to the
Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and (b) up to 0.25% is paid to the Principal
Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.

For Class F and 529-F shares (CMTA only): currently up to 0.25% is paid to the
Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers or advisers.

For Class R-1 shares (CMTA and CTRS only): (a) up to 0.25% is paid to the
Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (b) up to 0.75% is paid to the Principal
Underwriter for distribution-related expenses, including the financing of commissions paid to qualified dealers.

For Class R-2 shares (CMTA and CTRS only): currently (a) up to 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (b) up to 0.50% is paid to the Principal
Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.

                         Money Market Funds -- Page 30

For Class R-3 shares (CMTA and CTRS only): currently (a) up to 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (b) up to 0.25% is paid to the Principal
Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.

For Class R-4 shares (CMTA and CTRS only): currently up to 0.25% is paid to the
Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers or advisers.

During the 2006 fiscal year, total 12b-1 expenses and the portion of the expense that remained unpaid, were:

                                      12B-1 EXPENSES            12B-1 UNPAID LIABILITY

-------------------------------          ACCRUED                     OUTSTANDING
                               ------------------------------------------------------------

           CLASS A              $6,402,000        CMTA         $742,000          CMTA
                                   476,000        CTRS           54,000          CTRS
                                   179,000        CTEX           22,000          CTEX
-------------------------------------------------------------------------------------------
           CLASS B               1,186,000        CMTA          120,000          CMTA
-------------------------------------------------------------------------------------------
           CLASS C                 982,000        CMTA          112,000          CMTA
-------------------------------------------------------------------------------------------
           CLASS F                  49,000        CMTA            5,000          CMTA
-------------------------------------------------------------------------------------------
         CLASS 529-A               153,000        CMTA           16,000          CMTA
-------------------------------------------------------------------------------------------
         CLASS 529-B                26,000        CMTA            3,000          CMTA
-------------------------------------------------------------------------------------------
         CLASS 529-C               117,000        CMTA           14,000          CMTA
-------------------------------------------------------------------------------------------
         CLASS 529-E                46,000        CMTA            5,000          CMTA
-------------------------------------------------------------------------------------------
         CLASS 529-F                     0        CMTA                0          CMTA
-------------------------------------------------------------------------------------------
          CLASS R-1                174,000        CMTA           15,000          CMTA
                                    18,000        CTRS            2,000          CTRS
-------------------------------------------------------------------------------------------
          CLASS R-2              4,054,000        CMTA          377,000          CMTA
                                   230,000        CTRS           22,000          CTRS
-------------------------------------------------------------------------------------------
          CLASS R-3              1,788,000        CMTA          181,000          CMTA
                                   134,000        CTRS           13,000          CTRS
-------------------------------------------------------------------------------------------
          CLASS R-4                386,000        CMTA           36,000          CMTA
                                    13,000        CTRS            1,000          CTRS
-------------------------------------------------------------------------------------------

                         Money Market Funds -- Page 31

OTHER COMPENSATION TO DEALERS -- As of January 2007, the top dealers (or their affiliates) that American Funds Distributors anticipates will receive additional compensation (as described in the prospectus) include:

     A. G. Edwards & Sons, Inc.
     AIG Advisors Group:
          Advantage Capital Corporation
          AIG Financial Advisors, Inc.
          American General Securities Incorporated
          FSC Securities Corporation
          Royal Alliance Associates, Inc.
     AXA Advisors, LLC
     Cadaret, Grant & Co., Inc.
     Cambridge Investment Research, Inc.
     Commonwealth Financial Network
     Cuna Brokerage Services, Inc.
     Deutsche Bank Securities Inc.
     Edward Jones
     Genworth Financial Securities Corporation
     Hefren-Tillotson, Inc.
     HTK/Janney Montgomery Group:
          Hornor, Townsend & Kent, Inc.
          Janney Montgomery Scott LLC
     ING Advisors Network Inc.:
          Bancnorth Investment Group, Inc.
          Financial Network Investment Corporation
          Guaranty Brokerage Services, Inc.
          ING Financial Partners, Inc.
          Multi-Financial Securities Corporation
          Primevest Financial Services, Inc.
     InterSecurities/Transamerica:
          InterSecurities, Inc.
          Transamerica Financial Advisors, Inc.
     J.J.B. Hilliard/PNC Bank:
          J.J.B. Hilliard, W.L. Lyons, Inc.
          PNC Bank, National Association
          PNC Brokerage Corp.
          PNC Investments LLC
     Lincoln Financial Advisors Corporation:
          Lincoln Financial Advisors Corporation
          Jefferson Pilot Securities Corporation
     LPL Financial Services:
          Linsco/Private Ledger Corp.
          Uvest Investment Services
     Merrill Lynch, Pierce, Fenner & Smith Incorporated
     Metlife Enterprises:
          Metlife Securities Inc.
          Tower Square Securities
          New England Securities
          Walnut Street Securities, Inc.
     MML Investors Services, Inc.
     Morgan Keegan & Company, Inc.
     Morgan Stanley DW Inc.
     National Planning Holdings Inc.:
          Invest Financial Corporation
          Investment Centers of America, Inc.
          National Planning Corporation
          SII Investments, Inc.
     NFP Securities, Inc.
     Northwestern Mutual Investment Services, LLC
     Pacific Select Distributors Inc.:
          Associated Securities Corp.
          Contemporary Financial Solutions, Inc.
          M.L. Stern & Co., LLC
          Mutual Service Corporation
          Sorrento Pacific Financial, LLC
          United Planners' Financial Services of America
          Waterstone Financial Group, Inc.
     Park Avenue Securities LLC
     Princor Financial Services Corporation

                         Money Market Funds -- Page 32

      Raymond James Group:
          Raymond James & Associates, Inc.
          Raymond James Financial Services Inc.
     RBC Dain Rauscher Inc.
     Robert W. Baird & Co. Incorporated
     Securian/C.R.I.:
          CRI Securities, LLC
          Securian Financial Services, Inc.
     Smith Barney
     U.S. Bancorp Investments, Inc.
     UBS Financial Services Inc.
     First Clearing LLC
     Wells Fargo Investments, L.L.C.

                      EXECUTION OF PORTFOLIO TRANSACTIONS

As described in the prospectus, the investment adviser places orders with broker-dealers for the funds' portfolio transactions. Portfolio transactions for the funds may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the investment adviser, or for trusts or other accounts served by affiliated companies of the investment adviser. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner.

No brokerage commissions were paid on portfolio transactions, including investment dealer concessions on underwritings, if applicable, for the fiscal years ended September 30, 2006, 2005 and 2004. With respect to fixed-income securities, brokerage commissions include explicit investment dealer concessions and may exclude other transaction costs which may be reflected in the spread between the bid and asked price.

The funds are required to disclose information regarding investments in the securities of their "regular" broker-dealers (or parent companies of its regular broker-dealers) that derive more than 15% of their revenue from broker-dealer, underwriter or investment adviser activities. A regular broker-dealer is (a) one of the 10 broker-dealers that received from the fund the largest amount of brokerage commissions by participating, directly or indirectly, in the fund's portfolio transactions during the fund's most recent fiscal year; (b) one of the
10 broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions of the fund during the fund's most recent fiscal year; or
(c) one of the 10 broker-dealers that sold the largest amount of securities of the fund during the fund's most recent fiscal year. At the end of the funds'
most recent fiscal year, the funds had no investments in securities of their respective regular broker-dealers.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

The funds' investment adviser, on behalf of the funds, has adopted policies and procedures with respect to the disclosure of information about fund portfolio securities. These policies and procedures have been reviewed by the funds' board of trustees and compliance will be periodically assessed by the board in connection with reporting from the funds' Chief Compliance Officer.

                         Money Market Funds -- Page 33

Under these policies and procedures, each fund's complete list of portfolio holdings available for public disclosure, dated as of the end of each calendar quarter, is permitted to be posted on the American Funds website no earlier than the tenth day after such calendar quarter. In practice, the public portfolio typically is posted on the website approximately 45 days after the end of the calendar quarter. Such portfolio holdings information may then be disclosed to any person pursuant to an ongoing arrangement to disclose portfolio holdings information to such person no earlier than one day after the day on which the information is posted on the American Funds website. The fund's custodian, outside counsel and auditor, each of which require portfolio holdings information for legitimate business and fund oversight purposes, may receive the information earlier.

Affiliated persons of the funds as described above who receive portfolio holdings information are subject to restrictions and limitations on the use and handling of such information pursuant to applicable codes of ethics, including requirements to maintain the confidentiality of such information, preclear securities trades and report securities transactions activity, as applicable.
Third party service providers of the funds receiving such information are subject to confidentiality obligations. When portfolio holdings information is disclosed other than through the American Funds website to persons not affiliated with the funds (which, as described above, would typically occur no earlier than one day after the day on which the information is posted on the
American Funds website), such persons may be bound by agreements (including confidentiality agreements) that restrict and limit their use of the information to legitimate business uses only. Neither the funds nor their investment adviser or any affiliate thereof receives compensation or other consideration in connection with the disclosure of information about portfolio securities.

Subject to board policies, the authority to disclose the funds' portfolio holdings, and to establish policies with respect to such disclosure, resides with the appropriate investment-related committees of the funds' investment adviser. In exercising their authority, the committees determine whether disclosure of information about the funds' portfolio securities is appropriate and in the best interest of fund shareholders. The investment adviser has implemented policies and procedures to address conflicts of interest that may arise from the disclosure of fund holdings. For example, the investment adviser's code of ethics specifically requires, among other things, the safeguarding of information about fund holdings and contains prohibitions designed to prevent the personal use of confidential, proprietary investment information in a way that would conflict with fund transactions. In addition, the investment adviser believes that its current policy of not selling portfolio holdings information and not disclosing such information to unaffiliated third parties until such holdings have been made public on the American Funds website
(other than to certain fund service providers for legitimate business and fund oversight purposes) helps reduce potential conflicts of interest between fund shareholders and the investment adviser and its affiliates.

                                PRICE OF SHARES

Shares are purchased at the offering price (normally $1.00) or sold at the net asset value price next determined after the purchase or sell order is received and accepted by the funds or the Transfer Agent; the offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer Agent, an investment dealer should be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the
Principal Underwriter.

                         Money Market Funds -- Page 34

Orders received by the investment dealer or authorized designee, the Transfer
Agent or the funds after the time of the determination of the net asset value will be entered at the next calculated offering price. Note that investment dealers or other intermediaries may have their own rules about share transactions and may have earlier cut-off times than those of the funds. For more information about how to purchase through your intermediary, contact your intermediary directly.

Orders received by the investment dealer or authorized designee, the Transfer
Agent, or the funds after the time of the determination of the net asset value will be entered at the next calculated offering price. Prices that appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the funds, since such prices generally reflect the previous day's closing price whereas purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share which is calculated once daily as of approximately
4:00 p.m. New York time, which is the normal close of trading on the New York
Stock Exchange, each day the Exchange is open. If, for example, the Exchange closes at 1:00 p.m., the fund's share price would still be determined as of 4:00
p.m. New York time. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day,
Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day,
Thanksgiving and Christmas Day.

The valuation of each fund's portfolio securities and calculation of its net asset value are based upon the penny-rounding method of pricing pursuant to
Securities and Exchange Commission regulations. Under the Securities and
Exchange Commission regulations permitting the use of the penny-rounding method of pricing, each fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase instruments having remaining maturities of 13 months or less only (25 months or less in the case of U.S. government securities), and invest only in securities determined by the board of trustees to be of high quality with minimal credit risks. The funds follow standard industry practice by typically reflecting changes in their holdings of portfolio securities on the first business day following a portfolio trade.

1.   All securities with 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held on the 60th day, based on the value determined on the 61st day. The maturities of variable or floating rate instruments, with the right to resell them at an agreed-upon price to the issuer or dealer, are deemed to be the time remaining until the later of the next interest adjustment date or until they can be resold.

Other securities with more than 60 days remaining to maturity are valued at prices obtained from a pricing service selected by the investment adviser, except that, where such prices are not available or where the Investment Adviser has determined that such prices do not reflect current market value, they are valued at the mean between current bid and ask quotations obtained from one or more dealers in such securities. The pricing services base bond prices on, among other things, an evaluation of the yield curve as of approximately 3:00 p.m. New
York time. The funds' investment adviser performs certain checks on these prices prior to calculation of the funds' net asset value.

Where market prices or market quotations are not readily available or are considered unreliable, securities are valued at fair value as determined in good faith by the board of trustees or a committee thereof. The fair value of all other assets is added to the value of securities to arrive at the total assets;

                         Money Market Funds -- Page 35

2.   Liabilities, including proper accruals of expense items attributable to particular share classes, are deducted from total assets attributable to such share classes; and

3.   Net assets so obtained for each share class are then divided by the total number of shares outstanding of that share class, and the result, rounded to the nearer cent, is the net asset value per share for that share class. The net asset value of each share will normally remain constant at $1.00.

In case of orders sent directly to a fund or American Funds Service Company, an investment dealer MUST be indicated. Any purchase order may be rejected by the
Principal Underwriter or by the funds.

                            TAXES AND DISTRIBUTIONS

FUND TAXATION -- Each fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). A
regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually 100% of its investment company taxable income and net realized capital gains in the manner required under the
Code. Each fund intends to distribute annually all of its investment company taxable income and net realized capital gains and therefore does not expect to pay federal income tax, although in certain circumstances, each fund may determine that it is in the interest of shareholders to distribute less than that amount.

To be treated as a regulated investment company under Subchapter M of the Code, each fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, net income from certain publicly traded partnerships and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of each fund's assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the fund's assets and 10% of the outstanding voting securities of such issuer) and
(ii) not more than 25% of the value of its assets is invested in the securities of (other than U.S. government securities or the securities of other regulated investment companies) any one issuer; two or more issuers which the fund controls and which are determined to be engaged in the same or similar trades or businesses; or the securities of certain publicly traded partnerships.

Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the
"distributed amount" for such calendar year. The term "required distribution"
means the sum of (a) 98% of ordinary income (generally net investment income)
for the calendar year, (b) 98% of capital gain (both long-term and short-term)
for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year) and
(c) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term
"distributed amount" generally means the sum of (a) amounts actually

                         Money Market Funds -- Page 36

distributed by each fund from its current year's ordinary income and capital gain net income and (b) any amount on which the fund pays income tax during the periods described above. Although each fund intends to distribute its net investment income and net capital gains so as to avoid excise tax liability, each fund may determine that it is in the interest of shareholders to distribute a lesser amount.

The following information may not apply to you if you hold fund shares in a tax-deferred account, such as a retirement plan or education savings account.
Please see your tax adviser for more information.

DIVIDENDS -- Dividends on fund shares will be reinvested in shares of the funds of the same class.  Dividends distributed by the funds to a retirement plan currently are not taxable.

Each fund intends to follow the practice of distributing substantially all of its investment company taxable income.  Investment company taxable income generally includes dividends, interest and net short-term capital gains, less expenses.

DAILY DIVIDENDS -- A dividend from net investment income is declared each day on shares of each fund. This dividend is payable to everyone who was a shareholder at the close of business the previous day. Accordingly, when shares are purchased dividends begin to accrue on the day following receipt by the Transfer
Agent of payment for the shares; when shares are redeemed, the shares are entitled to the dividend declared on the day the redemption request is received by the Transfer Agent. Dividends are automatically reinvested in shares of the same class, on the last business day of the month, at net asset value (without sales charge), unless a shareholder otherwise instructs the Transfer Agent in writing. Shareholders so requesting will be mailed checks in the amount of the accumulated dividends.

Under the penny-rounding method of pricing (see "Purchase of Shares"), each fund rounds its per share net asset value to the nearer cent to maintain a stable net asset value of $1.00 per share. Accordingly its share price ordinarily would not reflect realized or unrealized gains or losses unless such gains or losses were to cause the net asset value to deviate from $1.00 by one half-cent or more.
Pursuant to Securities and Exchange Commission regulations, the Trustees have undertaken, as a particular responsibility within their overall duty of care owed to shareholders, to assure to the extent reasonably practicable that each fund's net asset value per share, rounded to the nearer cent, will not deviate from $1.00. Among the steps that could be taken to maintain the net asset value at $1.00 when realized or unrealized gains or losses approach one half-cent per share would be to reflect all or a portion of such gains or losses in the daily dividends declared. This would cause the amount of the daily dividends to fluctuate and to deviate from a fund's net investment income for those days, and could cause the dividend for a particular day to be negative. In that event a fund would offset any such amount against the dividends that had been accrued but not yet paid for that month. Alternatively, each fund has reserved the right to adjust its total number of shares outstanding, if deemed advisable by the
Trustees, in order to maintain the net asset value of its shares at $1.00. This would be done either by regarding each shareholder as having contributed to the capital of the fund the number of full and fractional shares that proportionately represents the excess, thereby reducing the number of outstanding shares, or by declaring a stock dividend and increasing the number of outstanding shares. Each shareholder will be deemed to have agreed to such procedure by investing in a fund. Such action would not change a shareholder's pro rata share of net assets, but would reflect the increase or decrease in the value of the shareholder's holdings which resulted from the change in net asset value.

                         Money Market Funds -- Page 37

The funds do not ordinarily realize short- or long-term capital gains or losses on sales of securities. If a fund should realize gains or losses, it would distribute to shareholders all of the excess of net long-term capital gain over net short-term capital loss on sales of securities. Although each fund generally maintains a stable net asset value of $1.00 per share, if the net asset value of shares of a fund should, by reason of a distribution of realized capital gains, be reduced below a shareholder's cost, such distribution would in effect be a return of capital to that shareholder even though taxable to the shareholder, and a sale of shares by a shareholder at net asset value at that time would establish a capital loss for federal tax purposes. See also "Purchase of Shares"
below.

STATE TAXES -- Information relating to the percentage of CTEX's income derived from securities issued in a particular state is provided after year end.

Since all of CTRS' dividends are expected to be attributable to income on U.S.
Treasury securities, they are generally exempt from state personal income taxes.
Also, some states do not have personal income taxes. CTRS believes that, as of the date of this publication, neither the District of Columbia nor any state imposes an income tax on dividends attributable to income on U.S. Treasury securities paid by the fund to individuals. However, other taxes may apply to dividends paid by CTRS to individual shareholders. Further, any distributions of capital gains may not be exempt from income taxes. Because tax laws vary from state to state and may change over time, you should consult your tax adviser or state tax authorities regarding the tax status of distributions from CTRS.
Corporate shareholders may be subject to income tax or other types of tax on dividends they receive, even in those states that do not impose an income tax on distributions to individual shareholders of CTRS. Corporate shareholders should therefore seek advice from their tax adviser regarding the tax treatment of distributions from CTRS.

                 CTEX - ADDITIONAL INFORMATION CONCERNING TAXES

The following is only a summary of certain additional federal, state and local tax considerations generally affecting CTEX and its shareholders. No attempt is made to present a detailed explanation of the tax treatment of CTEX or its shareholders, and the discussion here and in the funds' prospectus is not intended as a substitute for careful tax planning. Investors should consult their own tax advisers for additional details as to their particular tax situations.

CTEX is not intended to constitute a balanced investment program and is not designed for investors seeking capital appreciation or maximum tax-exempt income irrespective of fluctuations in principal. Shares of CTEX would generally not be suitable for tax-exempt institutions or tax-deferred retirement plans (e.g., employer-sponsored plans and IRAs). Such retirement plans would not gain any benefit from the tax-exempt nature of CTEX's dividends because such dividends would be ultimately taxable to beneficiaries when distributed to them.

In addition, CTEX may not be an appropriate investment for entities which are
"substantial users" of facilities financed by private activity bonds or "related persons" thereof. "Substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person who regularly uses a part of such facilities in his trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, or who occupies more than 5%
of the usable area of such facilities or for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, partnerships and their partners and S Corporations and their shareholders.

                         Money Market Funds -- Page 38

Interest on the municipal securities purchased by CTEX is believed to be free from regular federal income tax based on opinions issued by bond counsel.
However, there is no guarantee that the opinion is correct or that the IRS will agree with the opinion.  In addition, the Code imposes limitations on the use and investment of the proceeds of state and local governmental bonds and of other funds of the issuers of such bonds. These limitations must be satisfied on a continuing basis to maintain the exclusion from gross income of interest on such bonds. Bond counsel qualify their opinions as to the federal tax status of new issues of bonds by making such opinions contingent on the issuer's future compliance with these limitations. Any failure on the part of an issuer to comply with these limitations, or a determination by the IRS that the securities do not qualify for tax-exempt treatment, could cause the interest on the bonds to become taxable to investors retroactive to the date the bonds were issued. If this were to happen you may need to file an amended tax return.

The percentage of total dividends paid by CTEX with respect to any taxable year which qualify for exclusion from gross income ("exempt-interest dividends") will be the same for all shareholders receiving dividends during such year. In order for CTEX to pay exempt-interest dividends during any taxable year, at the close of each fiscal quarter at least 50% of the aggregate value of CTEX's assets must consist of tax-exempt securities. Not later than 60 days after the close of its taxable year, CTEX will notify each shareholder of the portion of the dividends paid by CTEX to the shareholder with respect to such taxable year which constitutes exempt-interest dividends. Shareholders are required by the Code to report to the federal government all exempt-interest dividends received from the fund. The aggregate amount of dividends so designated cannot, however, exceed the excess of the amount of interest excludable from gross income from tax under
Section 103 of the Code received by CTEX during the taxable year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code.

Interest on indebtedness incurred by a shareholder to purchase or carry CTEX shares is not deductible for federal income tax purposes if CTEX distributes exempt-interest dividends during the shareholder's taxable year. Although CTEX normally maintains a constant net asset value of $1.00 per share, in the event a shareholder receives an exempt-interest dividend with respect to any share and such share is held for six months or less, and is sold or exchanged at a loss, such loss will be disallowed to the extent of the amount of such exempt-interest dividend.

                         Money Market Funds -- Page 39

UNLESS OTHERWISE NOTED, ALL REFERENCES IN THE FOLLOWING PAGES TO CLASS A, B, C
OR F SHARES ALSO REFER TO THE CORRESPONDING CLASS 529-A, 529-B, 529-C OR 529-F
SHARES. CLASS 529 SHAREHOLDERS SHOULD ALSO REFER TO THE APPLICABLE PROGRAM
DESCRIPTION FOR INFORMATION ON POLICIES AND SERVICES SPECIFICALLY RELATING TO
THESE ACCOUNTS. SHAREHOLDERS HOLDING SHARES THROUGH AN ELIGIBLE RETIREMENT PLAN
SHOULD CONTACT THEIR PLAN'S ADMINISTRATOR OR RECORDKEEPER FOR INFORMATION
REGARDING PURCHASES, SALES AND EXCHANGES.

                        PURCHASE AND EXCHANGE OF SHARES

PURCHASES BY INDIVIDUALS -- As described in the prospectus, you may generally open an account and purchase fund shares by contacting a financial adviser or investment dealer authorized to sell the fund's shares. You may make investments by any of the following means:

     CONTACTING YOUR INVESTMENT DEALER -- Deliver or mail a check to your investment dealer.

     BY MAIL -- for initial investments, you may mail a check, made payable to the fund, directly to the address indicated on the account application.
     Please indicate an investment dealer on the account application. You may make additional investments by filling out the "Account Additions" form at the bottom of a recent account statement and mailing the form, along with a check made payable to the fund, using the envelope provided with your account statement.

     The amount of time it takes for us to receive regular U.S. postal mail may vary and there is no assurance that we will receive such mail on the day you expect. Mailing addresses for regular U.S. postal mail can be found in the prospectus. To send investments or correspondence to us via overnight mail or courier service, use any of the following addresses:

           American Funds
           8332 Woodfield Crossing Blvd.
           Indianapolis, IN 46240-2482

           American Funds
           3500 Wiseman Blvd.
           San Antonio, TX 78251-4321

           American Funds
           5300 Robin Hood Rd.
           Norfolk, VA  23513-2407

     BY TELEPHONE -- using the American FundsLine. Please see the "Shareholder account services and privileges" section of this document for more information regarding this service.

     BY INTERNET -- using americanfunds.com. Please see the "Shareholder account services and privileges" section of this document for more information regarding this service.

                         Money Market Funds -- Page 40

     BY WIRE -- If you are making a wire transfer, instruct your bank to wire funds to:

           Wells Fargo Bank
           ABA Routing No. 121000248
           Account No. 4600-076178

     Your bank should include the following information when wiring funds:

           For credit to the account of:
           American Funds Service Company
           (fund's name)

           For further credit to:
           (shareholder's fund account number)
           (shareholder's name)

     You may contact American Funds Service Company at 800/421-0180 if you have questions about making wire transfers.

CMTA's Class 529 shares may be purchased only through CollegeAmerica by investors establishing qualified higher education savings accounts. CMTA's Class
529-E shares may be purchased only by investors participating in CollegeAmerica through an eligible employer plan. CMTA's and CTRS' R share classes are generally available only to employer-sponsored retirement plans. Class R-5 shares are also available to clients of the Personal Investment Management group of Capital Guardian Trust Company who do not have an intermediary associated with their accounts and without regard to the $1 million purchase minimum. In addition, the American Funds state tax-exempt funds are qualified for sale only in certain jurisdictions, and tax-exempt funds in general should not serve as retirement plan investments. The funds and the Principal Underwriter reserve the right to reject any purchase order.

PURCHASE MINIMUMS AND MAXIMUMS -- All investments are subject to the purchase minimums and maximums described in the prospectus. As noted in the prospectus, purchase minimums may be waived or reduced in certain cases.

In the case of American Funds non-tax-exempt funds, the initial purchase minimum of $25 may be waived for the following account types:

     .    Payroll deduction retirement plan accounts (such as, but not limited to, 403(b), 401(k), SIMPLE IRA, SARSEP and deferred compensation plan accounts); and

     .     Employer-sponsored CollegeAmerica accounts.

The following account types may be established without meeting the initial purchase minimum:

     .     Retirement accounts that are funded with employer contributions; and

     .     Accounts that are funded with monies set by court decree.

The following account types may be established without meeting the initial purchase minimum, but shareholders wishing to invest in two or more funds must meet the normal initial purchase minimum of each fund:

                         Money Market Funds -- Page 41

     .    Accounts that are funded with (a) transfers of assets, (b) rollovers from retirement plans, (c) rollovers from 529 college savings plans or
          (d) required minimum distribution automatic exchanges; and

     .    American Funds money market fund accounts registered in the name of clients of Capital Guardian Trust Company's Personal Investment
          Management group.

Certain accounts held on the fund's books, known as omnibus accounts, contain multiple underlying accounts that are invested in shares of the fund. These underlying accounts are maintained by entities such as financial intermediaries and are subject to the applicable initial purchase minimums as described in the prospectus and statement of additional information.  However, in the case where the entity maintaining these accounts aggregates the accounts' purchase orders for fund shares, such accounts are not required to meet the minimum amount for subsequent purchases.

EXCHANGES -- You may only exchange shares into other American Funds within the same share class. However, exchanges from Class A shares of The Cash Management
Trust of America may be made to Class B or C shares of other American Funds for dollar cost averaging purposes. Exchanges from Class A shares of The Cash
Management Trust of America to Class B or C shares of Intermediate Bond Fund of
America, Limited Term Tax-Exempt Bond Fund of America and Short-Term Bond Fund
of America are not permitted. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from American Funds money market funds are subject to applicable sales charges on the fund being purchased, unless the money market fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions. Exchanges of Class F shares generally may only be made through fee-based programs of investment firms that have special agreements with the funds' distributor and certain registered investment advisers.

You may exchange shares of other classes by contacting the Transfer Agent, by contacting your investment dealer or financial adviser, by using American
FundsLine or americanfunds.com, or by telephoning 800/421-0180 toll-free, or faxing (see "American Funds Service Company service areas" in the prospectus for the appropriate fax numbers) the Transfer Agent. For more information, see
"Shareholder account services and privileges" below. THESE TRANSACTIONS HAVE THE
SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.

Shares held in employer-sponsored retirement plans may be exchanged into other
American Funds by contacting your plan administrator or recordkeeper. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received (see "Price of shares" above).

FREQUENT TRADING OF FUND SHARES -- As noted in the prospectus, certain redemptions may trigger a purchase block lasting 30 calendar days under the funds' "purchase blocking policy." Under this policy, systematic redemptions will not trigger a purchase block and systematic purchases will not be prevented. For purposes of this policy, systematic redemptions include, for example, regular periodic automatic redemptions and statement of intention escrow share redemptions. Systematic purchases include, for example, regular periodic automatic purchases and automatic reinvestments of dividends and capital gain distributions.

The fund, through its transfer agent, American Funds Service Company, maintains surveillance procedures to detect frequent trading in fund shares. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American Funds Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the fund will be evaluated to determine whether such activity might constitute frequent trading. These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts, and to comply with applicable laws.

In addition to the fund's broad ability to restrict potentially harmful trading, the fund's board of directors has adopted a "purchase blocking policy," under which any shareholder redeeming shares (including redemptions that are part of an exchange transaction) having a value of
$5,000 or more from the fund will be precluded from investing in the fund (including investments that are part of an exchange transaction)
for 30 calendar days after the redemption transaction. Under the fund's purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as: systematic redemptions and purchases where the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase; purchases and redemptions of shares having a value of less than
$5,000; transactions in Class 529 shares; purchases and redemptions resulting from reallocations by American Funds Target Date Retirement
Series; retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper's system; and purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and IRA recharacterizations, where the entity maintaining the shareholder account is able to identify the transaction as one of these types of transactions.

The fund reserves the right to waive the purchase blocking policy in those instances where American Funds Service Company determines that its surveillance procedures are adequate to detect frequent trading in fund shares.

American Funds Service Company will work with certain intermediaries (such as investment dealers holding shareholder accounts in street name, retirement plan recordkeepers, insurance company separate accounts and bank trust companies) to apply their procedures which American Funds Service
Company believes are reasonably designed to enforce the frequent trading policies of the fund. You should refer to disclosures provided by the intermediaries with which you have an account to determine the specific trading restrictions that apply to you.

If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner's transactions or restrict the account owner's trading. If American Funds Service Company is not satisfied that the intermediary has taken appropriate action, American Funds Service Company may terminate the intermediary's ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

Notwithstanding the fund's surveillance procedures and purchase blocking policy, all transactions in fund shares remain subject to the fund's and
American Funds Distributors' right to restrict potentially abusive trading generally (including the types of transactions described above that will not be prevented or trigger a block under the purchase blocking policy).

                         Money Market Funds -- Page 42

OTHER POTENTIALLY ABUSIVE ACTIVITY -- In addition to implementing purchase blocks, American Funds Service Company will monitor for other types of activity that could potentially be harmful to the American Funds - for example, short-term trading activity in multiple funds. When identified, American Funds
Service Company will request that the shareholder discontinue the activity. If the activity continues, American Funds Service Company will freeze the shareholder account to prevent all activity other than redemptions of fund shares.

MOVING BETWEEN SHARE CLASSES

     AUTOMATIC CONVERSIONS -- As described more fully in the prospectus, Class
     B, 529-B and C shares of CMTA automatically convert to Class A, 529-A and F shares, respectively, after a certain period from the purchase date.

     MOVING FROM CLASS B TO CLASS A SHARES -- Under the right of reinvestment policy as described in the prospectus, if you redeem Class B shares of CMTA during the contingent deferred sales charge period, you may reinvest the proceeds in Class A shares without paying a Class A sales charge if you notify American Funds Service Company and the reinvestment occurs within 90 days after the date of redemption and is made into the same account from which you redeemed the shares. If you redeem your Class B shares after the contingent deferred sales charge period, you may either reinvest the proceeds in Class B shares or purchase Class A shares. If you purchase
     Class A shares, you are responsible for paying any applicable Class A sales charges.

     MOVING FROM CLASS C TO CLASS A SHARES -- If you redeem Class C shares of
     CMTA and with the redemption proceeds purchase Class A shares, you are still responsible for paying any Class C contingent deferred sales charges and applicable Class A sales charges.

     MOVING FROM CLASS F TO CLASS A SHARES -- You can redeem Class F shares of
     CMTA held in a qualified fee-based program and with the redemption proceeds purchase Class A shares without paying any applicable initial Class A sales charge if all of the following are met: (a) you are leaving or have left the fee-based program, (b) you have held the Class F shares in the program for at least one year, and (c) you notify American Funds Service Company and purchase the Class A shares within 90 days after redeeming the Class F shares.

     MOVING FROM CLASS A TO CLASS F SHARES -- If you are part of a qualified fee-based program and you wish to redeem your Class A shares and with the redemption proceeds purchase Class F shares for the program, any Class A sales charges (including contingent deferred sales charges) that you paid or are payable will not be credited back to your account.

     MOVING FROM CLASS A TO CLASS R SHARES -- Provided it is eligible to invest in Class R shares, a retirement plan currently invested in Class A shares may redeem its shares and purchase Class R shares with the redemption proceeds. Any Class A sales charges that the retirement plan previously paid will not be credited back to the plan's account.

     NON-REPORTABLE TRANSACTIONS -- As described above, automatic conversions will be non-reportable for tax purposes. In addition, except in the case of a movement between a 529 share class and a non-529 share class or vice versa, an exchange of shares from one share class of a fund to another share class of the same fund will be treated as a non-reportable exchange for tax purposes, provided that the exchange request is received in writing by American Funds Service Company and processed as a single transaction.

CDSC WAIVERS FOR CLASS B AND C SHARES -- As noted in the prospectus, a contingent deferred sales charge ("CDSC") may be waived for redemptions due to death or postpurchase disability of a shareholder (this generally excludes accounts registered in the names of trusts and other entities). In the case of joint tenant accounts, if one joint tenant dies, a surviving joint tenant, at the time he or she notifies the Transfer Agent of the other joint tenant's death and removes the decedent's name from the account, may redeem shares from the account without incurring a CDSC. Redemptions made after the Transfer Agent is notified of the death of a joint tenant will be subject to a CDSC.

                         Money Market Funds -- Page 43

In addition, a CDSC may be waived for the following types of transactions, if together they do not exceed 12% of the value of an "account" (defined below)
annually (the "12% limit"):

     .    Required minimum distributions taken from retirement accounts upon the shareholder's attainment of age 70-1/2 (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver).

     .    Redemptions through a systematic withdrawal plan (SWP) (see "Automatic withdrawals" under "Shareholder account services and privileges"
          below). For each SWP payment, assets that are not subject to a CDSC, such as appreciation on shares and shares acquired through reinvestment of dividends and/or capital gain distributions, will be redeemed first and will count toward the 12% limit. If there is an insufficient amount of assets not subject to a CDSC to cover a particular SWP payment, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached. Any dividends and/or capital gain distributions taken in cash by a shareholder who receives payments through a SWP will also count toward the 12% limit. In the case of a SWP, the 12% limit is calculated at the time a systematic redemption is first made, and is recalculated at the time each additional systematic redemption is made. Shareholders who establish a
          SWP should be aware that the amount of a payment not subject to a CDSC may vary over time depending on fluctuations in the value of their accounts. This privilege may be revised or terminated at any time.

     For purposes of this paragraph, "account" means:

     .    in the case of Class A shares, your investment in Class A shares of all American Funds (investments representing direct purchases of
          American Funds money market funds are excluded);

     .    in the case of Class B shares, your investment in Class B shares of the particular fund from which you are making the redemption; and

     .    in the case of Class C shares, your investment in Class C shares of the particular fund from which you are making the redemption.

CDSC waivers are allowed only in the cases listed here and in the prospectus.
For example, CDSC waivers will not be allowed on redemptions of Class 529-B and
529-C shares due to termination of CollegeAmerica; a determination by the
Internal Revenue Service that CollegeAmerica does not qualify as a qualified tuition program under the Code; proposal or enactment of law that eliminates or limits the tax-favored status of CollegeAmerica; or elimination of the fund by the Virginia College Savings Plan as an option for additional investment within
CollegeAmerica.

                                 SELLING SHARES

The methods for selling (redeeming) shares are described more fully in the prospectus. If you wish to sell your shares by contacting American Funds Service
Company directly, any such request must be signed by the registered shareholders. To contact American Funds Service Company via overnight mail or courier service, see "Purchase and exchange of shares."

A signature guarantee may be required for certain redemptions. In such an event, your signature may be guaranteed by a domestic stock exchange or the National
Association of Securities

                         Money Market Funds -- Page 44

Dealers, Inc., bank, savings association or credit union that is an eligible guarantor institution. The Transfer Agent reserves the right to require a signature guarantee on any redemptions.

Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts. You must include with your written request any shares you wish to sell that are in certificate form.

If you sell Class A, B or C shares and request a specific dollar amount to be sold, we will sell sufficient shares so that the sale proceeds, after deducting any applicable CDSC, equals the dollar amount requested.

Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 10 business days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.

You may request that redemption proceeds of $1,000 or more from money market funds be wired to your bank by writing American Funds Service Company. A signature guarantee is required on all requests to wire funds.

                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

The following services and privileges are generally available to all shareholders. However, certain services and privileges may not be available for
Class 529 shareholders or if your account is held with an investment dealer or through an employer-sponsored retirement plan.

AUTOMATIC INVESTMENT PLAN -- An automatic investment plan enables you to make monthly or quarterly investments in the American Funds through automatic debits from your bank account. To set up a plan, you must fill out an account application and specify the amount that you would like to invest ($50 minimum per fund; $25 minimum per fund in the case of employer-sponsored 529 accounts)
and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank's capabilities. The Transfer Agent will then invest your money into the fund you specified on or around the date you specified. If the date you specified falls on a weekend or holiday, your money will be invested on the following business day. However, if the following business day falls in the next month, your money will be invested on the business day immediately preceding the weekend or holiday. If your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by contacting the Transfer
Agent.

AUTOMATIC REINVESTMENT -- Dividends and capital gain distributions are reinvested in additional shares of the same class and fund at net asset value unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer. Dividends and capital

                         Money Market Funds -- Page 45

gain distributions paid to retirement plan shareholders or shareholders of the
529 share classes will be automatically reinvested.

If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds
Service Company with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares.

CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS -- For all share classes, except the 529 classes of shares, you may cross-reinvest dividends and capital gains (distributions) into other American Funds in the same share class at net asset value, subject to the following conditions:

(1)  the aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund's minimum initial investment requirement);

(2)  if the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested; and

(3)  if you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distributions must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

AUTOMATIC EXCHANGES -- For all share classes, you may automatically exchange shares of the same class in amounts of $50 or more among any of the American
Funds on any day (or preceding business day if the day falls on a nonbusiness day) of each month you designate.

AUTOMATIC WITHDRAWALS -- For all share classes, except the R and 529 classes of shares, you may automatically withdraw shares from any of the American Funds.
You can make automatic withdrawals of $50 or more as often as you wish if your account is worth at least $10,000, or up to four times a year for an account worth at least $5,000. You can designate the day of each period for withdrawals and request that checks be sent to you or someone else. Withdrawals may also be electronically deposited to your bank account. The Transfer Agent will withdraw your money from the fund you specify on or around the date you specify. If the date you specified falls on a weekend or holiday, the redemption will take place on the previous business day. However, if the previous business day falls in the preceding month, the redemption will take place on the following business day after the weekend or holiday.

Withdrawal payments are not to be considered as dividends, yield or income.
Automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.

ACCOUNT STATEMENTS -- Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from the
Transfer Agent. Dividend and capital gain

                         Money Market Funds -- Page 46

reinvestments, purchases through automatic investment plans and certain retirement plans, as well as automatic exchanges and withdrawals will be confirmed at least quarterly.

AMERICAN FUNDSLINE AND AMERICANFUNDS.COM -- You may check your share balance, the price of your shares or your most recent account transaction; redeem shares
(up to $75,000 per American Funds shareholder each day) from nonretirement plan accounts; or exchange shares around the clock with American FundsLine or using
americanfunds.com. To use American FundsLine, call 800/325-3590 from a
TouchTone(TM) telephone. Redemptions and exchanges through American FundsLine and americanfunds.com are subject to the conditions noted above and in
"Telephone and Internet purchases, redemptions and exchanges" below. You will need your fund number (see the list of the American Funds under "General information -- fund numbers"), personal identification number (generally the last four digits of your Social Security number or other tax identification number associated with your account) and account number.

Generally, all shareholders are automatically eligible to use these services.
However, if you are not currently authorized to do so, you may complete an
American FundsLink Authorization Form. Once you establish this privilege, you, your financial adviser or any person with your account information may use these services.

TELEPHONE AND INTERNET PURCHASES, REDEMPTIONS AND EXCHANGES -- By using the telephone (including American FundsLine) or the Internet (including
americanfunds.com), or fax purchase, redemption and/or exchange options, you agree to hold the fund, the Transfer Agent, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liability (including attorney fees) that may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these services. However, you may elect to opt out of these services by writing the Transfer Agent (you may also reinstate them at any time by writing the Transfer Agent). If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions or a natural disaster, redemption and exchange requests may be made in writing only.

CHECKWRITING -- You may write checks for $250 or more against your Class A share account in the funds. If you request check writing privileges, you will be provided with checks that you may use to draw against your account. These checks may be made payable to anyone you designate and must be signed by the authorized number of registered shareholders exactly as indicated on your checking account signature card. When the checks you write are presented to JP Morgan Chase Bank for payment, the bank will instruct the Transfer Agent to withdraw the appropriate number of shares from your account (provided payment for the shares has been collected).  The bank's rules and regulations governing such checking accounts include the right of the bank not to honor checks in amounts exceeding the value of the account at the time the check is presented for payment.  Each month canceled checks will be returned to you.  Generally, you pay no fee for this check writing service; however, reasonable service charges for "regular or frequent use" of this service may be assessed in the future. This procedure enables you to continue earning daily income dividends on your money until your checks actually clear.

REDEMPTION OF SHARES -- Each fund's Declaration of Trust permits the funds to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per

                         Money Market Funds -- Page 47

share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund's current registration statement under the 1940 Act, and subject to such further terms and conditions as the board of trustees of each fund may from time to time adopt.

                              GENERAL INFORMATION

CUSTODIAN OF ASSETS -- Securities and cash owned by the funds, including proceeds from the sale of shares of the funds and of securities in the funds'
portfolio, are held by JPMorgan Chase Bank, 270 Park Avenue, New York, NY
 10017-2070, as Custodian. If the fund holds non-U.S. securities, the Custodian may hold these securities pursuant to subcustodial arrangements in non-U.S.
banks or non-U.S. branches of U.S. banks.

TRANSFER AGENT -- American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of shareholder accounts, processes purchases and redemptions of the funds' shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. The principal office of American Funds Service Company is located at 135 South State College Boulevard, Brea, CA 92821-5823. American
Funds Service Company was paid a fee of $11,522,000, $644,000 and $134,000 by
CMTA, CTRS and CTEX for Class A shares, respectively, and $152,000 for CMTA
Class B shares for the 2006 fiscal year. American Funds Service Company is also compensated for certain transfer agency services provided to all other share classes from the administrative services fees paid to Capital Research and
Management Company, as described under "Administrative services agreement."

In the case of certain shareholder accounts, third parties who may be unaffiliated with the investment adviser provide transfer agency and shareholder services in place of American Funds Service Company. These services are rendered under agreements with American Funds Service Company or its affiliates and the third parties receive compensation according to such agreements. Compensation for transfer agency and shareholder services, whether paid to American Funds
Service Company or such third parties, is ultimately paid from fund assets and is reflected in the expenses of the fund as disclosed in the prospectus.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM -- PricewaterhouseCoopers LLP, 350
South Grand Avenue, Los Angeles, CA 90071, serves as each fund's independent registered public accounting firm, providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and
Exchange Commission. The financial statements included in this statement of additional information from the annual report have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in accounting and auditing. The selection of the funds' independent registered public accounting firm is reviewed and determined annually by the board of trustees.

INDEPENDENT LEGAL COUNSEL -- Paul, Hastings, Janofsky & Walker LLP, 515 South
Flower Street, Los Angeles, CA 90071, serves as counsel for the funds and for independent trustees in their capacities as such. Certain legal matters in connection with certain of the shares of beneficial interest offered by the prospectus have been passed upon for the funds by Paul, Hastings, Janofsky &
Walker LLP. Counsel does not provide legal services to the funds' investment adviser or any of its affiliated companies. A determination with respect to the independence of the funds'

                         Money Market Funds -- Page 48

"independent legal counsel" will be made at least annually by the independent trustees of the funds, as prescribed by the 1940 Act and related rules.

PROSPECTUSES, REPORTS TO SHAREHOLDERS AND PROXY STATEMENTS -- The funds' fiscal year ends on September 30. Shareholders are provided updated prospectuses annually and at least semiannually with reports showing the funds' investment portfolio or summary investment portfolio, financial statements and other information. The funds' annual financial statements are audited by the funds'
independent registered public accounting firm, PricewaterhouseCoopers LLP. In addition, shareholders may also receive proxy statements for the funds. In an effort to reduce the volume of mail shareholders receive from the funds when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of prospectuses, shareholder reports and proxy statements. To receive additional copies of a prospectus, report or proxy statement, shareholders should contact the Transfer Agent.

CODES OF ETHICS -- The funds and Capital Research and Management Company and its affiliated companies, including the fund's Principal Underwriter, have adopted codes of ethics that allow for personal investments, including securities in which each fund may invest from time to time. These codes include a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; preclearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.

LEGAL PROCEEDINGS -- On February 16, 2005, the NASD filed an administrative complaint against the Principal Underwriter. The complaint alleges violations of certain NASD rules by the Principal Underwriter with respect to the selection of broker-dealer firms that buy and sell securities for mutual fund investment portfolios. The complaint seeks sanctions, restitution and disgorgement. On
August 30, 2006, the NASD Hearing Panel ruled against the Principal Underwriter and imposed a $5 million fine. The Principal Underwriter has appealed this decision to the NASD's National Adjudicatory Council.

On March 24, 2005, the investment adviser and Principal Underwriter filed a complaint against the Attorney General of the State of California in Los Angeles
County Superior Court. The complaint alleged that the Attorney General threatened to take enforcement actions against the investment adviser and
Principal Underwriter that are without merit and preempted by federal law. On the same day, following the filing of the investment adviser's and Principal
Underwriter's complaint, the Attorney General of the State of California filed a complaint against the Principal Underwriter and investment adviser. Filed in Los
Angeles County Superior Court, the Attorney General's complaint alleged violations of certain sections of the California Corporations Code with respect to so-called "revenue sharing" disclosures in mutual fund prospectuses and statements of additional information. On November 22, 2005, the Los Angeles
Superior Court dismissed the Attorney General's complaint. The Attorney General subsequently appealed the Superior Court's decision to California's Court of
Appeal for the Second Appellate District. On January 26, 2007, the Court of
Appeal issued a ruling allowing the California Attorney General to proceed with his civil action.

The investment adviser and Principal Underwriter believe that the likelihood that these matters could have a material adverse effect on the funds or on the ability of the investment adviser and Principal Underwriter to perform their contracts with the funds is remote. The SEC is conducting a related investigation as of the date of this statement of additional information. The investment adviser and Principal Underwriter are cooperating fully. In addition, class action lawsuits have been filed in the U.S. District Court, Central
District of California, relating to these matters. The investment adviser believes that these suits are without merit and will defend itself vigorously.
Further updates on these issues will be available on the American Funds website
(americanfunds.com) under "American Funds regulatory matters."

                         Money Market Funds -- Page 49

FUND NUMBERS -- Here are the fund numbers for use with our automated telephone line, American FundsLine/(R)/, or when making share transactions:

                                                                            FUND NUMBERS
                                                                 ------------------------------------
FUND                                                             CLASS A  CLASS B  CLASS C   CLASS F
-----------------------------------------------------------------------------------------------------

STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/  . . . . . . . . . . . . . . . . . . . . . . .     002      202      302       402
American Balanced Fund/(R)/  . . . . . . . . . . . . . . . . .     011      211      311       411
American Mutual Fund/(R)/  . . . . . . . . . . . . . . . . . .     003      203      303       403
Capital Income Builder/(R)/  . . . . . . . . . . . . . . . . .     012      212      312       412
Capital World Growth and Income Fund/SM/ . . . . . . . . . . .     033      233      333       433
EuroPacific Growth Fund/(R)/ . . . . . . . . . . . . . . . . .     016      216      316       416
Fundamental Investors/SM/  . . . . . . . . . . . . . . . . . .     010      210      310       410
The Growth Fund of America/(R)/  . . . . . . . . . . . . . . .     005      205      305       405
The Income Fund of America/(R)/  . . . . . . . . . . . . . . .     006      206      306       406
The Investment Company of America/(R)/ . . . . . . . . . . . .     004      204      304       404
The New Economy Fund/(R)/  . . . . . . . . . . . . . . . . . .     014      214      314       414
New Perspective Fund/(R)/  . . . . . . . . . . . . . . . . . .     007      207      307       407
New World Fund/SM/ . . . . . . . . . . . . . . . . . . . . . .     036      236      336       436
SMALLCAP World Fund/(R)/ . . . . . . . . . . . . . . . . . . .     035      235      335       435
Washington Mutual Investors Fund/SM/ . . . . . . . . . . . . .     001      201      301       401
BOND FUNDS
American High-Income Municipal Bond Fund/(R)/  . . . . . . . .     040      240      340       440
American High-Income Trust/SM/ . . . . . . . . . . . . . . . .     021      221      321       421
The Bond Fund of America/SM/ . . . . . . . . . . . . . . . . .     008      208      308       408
Capital World Bond Fund/(R)/ . . . . . . . . . . . . . . . . .     031      231      331       431
Intermediate Bond Fund of America/SM/  . . . . . . . . . . . .     023      223      323       423
Limited Term Tax-Exempt Bond Fund of America/SM/ . . . . . . .     043      243      343       443
Short-Term Bond Fund of America/SM/  . . . . . . . . . . . . .     048      248      348       448
The Tax-Exempt Bond Fund of America/(R)/ . . . . . . . . . . .     019      219      319       419
The Tax-Exempt Fund of California/(R)/*  . . . . . . . . . . .     020      220      320       420
The Tax-Exempt Fund of Maryland/(R)/*  . . . . . . . . . . . .     024      224      324       424
The Tax-Exempt Fund of Virginia/(R)/*  . . . . . . . . . . . .     025      225      325       425
U.S. Government Securities Fund/SM/  . . . . . . . . . . . . .     022      222      322       422
MONEY MARKET FUNDS
The Cash Management Trust of America/(R)/  . . . . . . . . . .     009      209      309       409
The Tax-Exempt Money Fund of America/SM/ . . . . . . . . . . .     039      N/A      N/A       N/A
The U.S. Treasury Money Fund of America/SM/  . . . . . . . . .     049      N/A      N/A       N/A
___________
*Qualified for sale only in certain jurisdictions.

                         Money Market Funds -- Page 50

                                                 FUND NUMBERS
                                  ---------------------------------------------
                                   CLASS    CLASS    CLASS    CLASS     CLASS
FUND                               529-A    529-B    529-C    529-E     529-F
-------------------------------------------------------------------------------

STOCK AND STOCK/BOND FUNDS
AMCAP Fund  . . . . . . . . . .    1002     1202     1302     1502      1402
American Balanced Fund  . . . .    1011     1211     1311     1511      1411
American Mutual Fund  . . . . .    1003     1203     1303     1503      1403
Capital Income Builder  . . . .    1012     1212     1312     1512      1412
Capital World Growth and Income
Fund  . . . . . . . . . . . . .    1033     1233     1333     1533      1433
EuroPacific Growth Fund . . . .    1016     1216     1316     1516      1416
Fundamental Investors . . . . .    1010     1210     1310     1510      1410
The Growth Fund of America  . .    1005     1205     1305     1505      1405
The Income Fund of America  . .    1006     1206     1306     1506      1406
The Investment Company of
America . . . . . . . . . . . .    1004     1204     1304     1504      1404
The New Economy Fund  . . . . .    1014     1214     1314     1514      1414
New Perspective Fund  . . . . .    1007     1207     1307     1507      1407
New World Fund  . . . . . . . .    1036     1236     1336     1536      1436
SMALLCAP World Fund . . . . . .    1035     1235     1335     1535      1435
Washington Mutual Investors Fund
  . . . . . . . . . . . . . . .    1001     1201     1301     1501      1401
BOND FUNDS
American High-Income Trust  . .    1021     1221     1321     1521      1421
The Bond Fund of America  . . .    1008     1208     1308     1508      1408
Capital World Bond Fund . . . .    1031     1231     1331     1531      1431
Intermediate Bond Fund of
America . . . . . . . . . . . .    1023     1223     1323     1523      1423
Short-Term Bond Fund of America    1048     1248     1348     1548      1448
U.S. Government Securities Fund    1022     1222     1322     1522      1422
MONEY MARKET FUND
The Cash Management Trust of
America . . . . . . . . . . . .    1009     1209     1309     1509      1409

                                                    FUND NUMBERS
                                       ----------------------------------------
                                       CLASS   CLASS   CLASS   CLASS    CLASS
FUND                                    R-1     R-2     R-3     R-4      R-5
-------------------------------------------------------------------------------

STOCK AND STOCK/BOND FUNDS
AMCAP Fund . . . . . . . . . . . . .    2102    2202    2302    2402     2502
American Balanced Fund . . . . . . .    2111    2211    2311    2411     2511
American Mutual Fund . . . . . . . .    2103    2203    2303    2403     2503
Capital Income Builder . . . . . . .    2112    2212    2312    2412     2512
Capital World Growth and Income Fund    2133    2233    2333    2433     2533
EuroPacific Growth Fund  . . . . . .    2116    2216    2316    2416     2516
Fundamental Investors  . . . . . . .    2110    2210    2310    2410     2510
The Growth Fund of America . . . . .    2105    2205    2305    2405     2505
The Income Fund of America . . . . .    2106    2206    2306    2406     2506
The Investment Company of America  .    2104    2204    2304    2404     2504
The New Economy Fund . . . . . . . .    2114    2214    2314    2414     2514
New Perspective Fund . . . . . . . .    2107    2207    2307    2407     2507
New World Fund . . . . . . . . . . .    2136    2236    2336    2436     2536
SMALLCAP World Fund  . . . . . . . .    2135    2235    2335    2435     2535
Washington Mutual Investors Fund . .    2101    2201    2301    2401     2501
BOND FUNDS
American High-Income Municipal Bond
Fund . . . . . . . . . . . . . . . .     N/A     N/A     N/A     N/A     2540
American High-Income Trust . . . . .    2121    2221    2321    2421     2521
The Bond Fund of America . . . . . .    2108    2208    2308    2408     2508
Capital World Bond Fund  . . . . . .    2131    2231    2331    2431     2531
Intermediate Bond Fund of America  .    2123    2223    2323    2423     2523
Limited Term Tax-Exempt Bond Fund of
America. . . . . . . . . . . . . . .     N/A     N/A     N/A     N/A     2543
Short-Term Bond Fund of America. . .    2148    2248    2348    2448     2548
The Tax-Exempt Bond Fund of America      N/A     N/A     N/A     N/A     2519
The Tax-Exempt Fund of California* .     N/A     N/A     N/A     N/A     2520
The Tax-Exempt Fund of Maryland* . .     N/A     N/A     N/A     N/A     2524
The Tax-Exempt Fund of Virginia* . .     N/A     N/A     N/A     N/A     2525
U.S. Government Securities Fund  . .    2122    2222    2322    2422     2522
MONEY MARKET FUNDS
The Cash Management Trust of America    2109    2209    2309    2409     2509
The Tax-Exempt Money Fund of America     N/A     N/A     N/A     N/A     2539
The U.S. Treasury Money Fund of
America  . . . . . . . . . . . . . .    2149    2249    2349    2449     2549
___________
*Qualified for sale only in certain
jurisdictions.

                         Money Market Funds -- Page 51

 [This page is intentionally left blank for this filing.]

                         Money Market Funds -- Page 52

                                    APPENDIX

                    DESCRIPTION OF COMMERCIAL PAPER RATINGS

MOODY'S
COMMERCIAL PAPER RATINGS (HIGHEST THREE RATINGS)

P-1
Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2
Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3
Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

STANDARD & POOR'S
COMMERCIAL PAPER RATINGS (HIGHEST THREE RATINGS)

A-1
A short-term obligation rated A-1 is rated in the highest category by Standard &
Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2
A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3
A short-term obligation rated A-3 exhibits adequate protection parameters.
However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

FITCH
COMMERCIAL PAPER RATINGS (HIGHEST THREE RATINGS)

F1
Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the "best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a "+" is added to the assigned rating.

                         Money Market Funds -- Page 53

F2
Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

F3
Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

DBRS
COMMERCIAL PAPER RATINGS (HIGHEST THREE RATINGS)

R-1 (HIGH)
Short-term debt rated R-1 (high) is of the highest credit quality, and indicates an entity possessing unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels, and profitability that is both stable and above average. Companies achieving an R-1 (high) rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results, and no substantial qualifying negative factors. Given the extremely tough definition DBRS has established for an R-1 (high), few entities are strong enough to achieve this rating.

R-1 (MIDDLE)
Short-term debt rated R-1 (middle) is of superior credit quality and, in most cases, ratings in this category differ from R-1 (high) credits by only a small degree. Given the extremely tough definition DBRS has established for the R-1
(high) category, entities rated R-1 (middle) are also considered strong credits, and typically exemplify above average strength in key areas of consideration for the timely repayment of short-term liabilities.

R-1 (LOW)
Short-term debt rated R-1 (low) is of satisfactory credit quality. The overall strength and outlook for key liquidity, debt, and profitability ratios is not normally as favourable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors that exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

                         Money Market Funds -- Page 54

The Cash Management Trust of America
Investment portfolio
September 30, 2006

[Begin Pie Chart]

Percent of net assets
Commercial paper	77.2%
Federal agency discount notes	17.4
Certificates of deposit	5.4

[End Pie Chart]

	Yield at	Principal	Market
	Acquisition	amount	value
Short-term securities - 100.05%		(000)	(000)

Commercial Paper - 77.20%
3M Co.
October 26, 2006	5.23%	$47,350	$47,172
November 17, 2006	5.24	55,000	54,630
Abbey National N.A. LLC
November 13, 2006	5.28	50,000	49,685
Abbott Laboratories (1)
October 3, 2006	5.24	25,200	25,189
October 17, 2006	5.26	25,000	24,939
November 14, 2006	5.22	40,000	39,741
November 21, 2006	5.23	34,500	34,242
AIG Funding, Inc.
November 20, 2006	5.28	25,000	24,817
Allied Irish Banks N.A. Inc. (1)
November 22, 2006	5.31	38,000	37,720
American Express Credit Corp.
October 23, 2006	5.27	75,000	74,749
November 1, 2006	5.28	50,000	49,767
American General Finance Corp.
October 19, 2006	5.28	50,000	49,861
American Honda Finance Corp.
October 3, 2006	5.29	25,445	25,434
October 11, 2006	5.28	30,300	30,251
October 27, 2006	5.29	50,000	49,810
November 8, 2006	5.27	55,000	54,695
November 9, 2006	5.27	20,000	19,884
November 10, 2006	5.28	50,000	49,714
Amsterdam Funding Corp. (1)
October 5, 2006	5.29	40,000	39,971
October 6, 2006	5.28	46,500	46,459
October 10, 2006	5.28	36,620	36,566
October 12, 2006	5.29	20,000	19,965
November 9, 2006	5.31	30,000	29,824
November 16, 2006	5.30	50,000	49,657
ANZ (Delaware) Inc.
November 8, 2006	5.30	50,000	49,715
ANZ National (International) Ltd. (1)
November 13, 2006	5.30	50,000	49,685
Atlantic Industries (1)
October 2, 2006	5.33	35,400	35,390
Bank of America Corp.
October 13, 2006	5.32	50,000	49,905
October 16, 2006	5.32	50,000	49,883
November 8, 2006	5.30	30,000	29,837
November 20, 2006	5.30	37,300	37,022
November 27, 2006	5.29	75,000	74,375
Bank of Nova Scotia
October 2, 2006	5.27	50,000	49,985
November 15, 2006	5.30	50,000	49,664
Barclays U.S. Funding LLC
October 3, 2006	5.40	50,000	49,978
October 23, 2006	5.31	75,000	74,750
October 25, 2006	5.31	75,000	74,738
Barton Capital LLC (1)
October 6, 2006	5.30	140,000	139,877
October 19, 2006	5.29	66,300	66,116
BASF AG (1)
October 10, 2006	5.32	50,000	49,927
October 19, 2006	5.30	14,000	13,961
October 20, 2006	5.32	75,000	74,780
November 8, 2006	5.34	34,100	33,916
Becton, Dickinson and Co.
October 16, 2006	5.26	15,200	15,165
BMW U.S. Capital LLC (1)
October 12, 2006	5.24	39,300	39,232
November 20, 2006	5.27	50,000	49,633
BNP Paribas Finance Inc.
November 8, 2006	5.29	50,000	49,730
CAFCO, LLC (1)
October 19, 2006	5.30	50,000	49,861
October 26, 2006	5.29	50,000	49,810
November 6, 2006	5.30	50,000	49,729
November 21, 2006	5.30	25,000	24,812
Calyon North America Inc.
October 5, 2006	5.36	51,000	50,964
November 6, 2006	5.29	60,000	59,676
November 13, 2006	5.29	75,000	74,527
Caterpillar Financial Services Corp.
October 10, 2006	5.23	35,000	34,949
October 16, 2006	5.24	40,000	39,907
Chevron Funding Corp.
October 2, 2006	5.25	50,000	49,985
October 25, 2006	5.26	74,000	73,731
October 31, 2006	5.25	18,500	18,417
Ciesco LLC (1)
November 20, 2006	5.30	50,000	49,632
CIT Group, Inc.
October 12, 2006	5.28	62,000	61,891
November 9, 2006	5.32	60,000	59,665
Citigroup Funding Inc.
November 3, 2006	5.30	50,000	49,751
Clipper Receivables Co., LLC (1)
October 13, 2006	5.29	175,000	174,667
October 17, 2006	5.29	50,000	49,876
October 24, 2006	5.33	50,000	49,825
Coca-Cola Co.
October 2, 2006	5.25	35,000	34,990
October 12, 2006	5.25	25,000	24,956
November 10, 2006 (1)	5.23	25,000	24,852
Colgate-Palmolive Co. (1)
October 30, 2006	5.21	25,000	24,892
October 31, 2006	5.22	25,000	24,888
Concentrate Manufacturing Co. of Ireland (1)
October 6, 2006	5.22	30,000	29,974
DaimlerChrysler Revolving Auto Conduit LLC
October 31, 2006	5.30	25,224	25,110
Danske Corp. (1)
October 18, 2006	5.31	100,000	99,748
October 23, 2006	5.29	75,000	74,748
October 26, 2006	5.30	50,000	49,818
Depfa Bank PLC (1)
November 27, 2006	5.30	50,000	49,586
Dexia Delaware LLC
November 7, 2006	5.29	50,000	49,728
November 13, 2006	5.29	25,000	24,842
December 1, 2006	5.27	75,000	74,314
E.I. duPont de Nemours and Co. (1)
October 20, 2006	5.22	40,000	39,884
October 23, 2006	5.23	33,000	32,890
October 24, 2006	5.22	50,000	49,827
October 31, 2006	5.24	30,000	29,865
November 8, 2006	5.22	30,000	29,827
Estée Lauder Companies Inc. (1)
October 10, 2006	5.22	3,000	2,996
October 11, 2006	5.22	17,000	16,973
European Investment Bank
November 22, 2006	5.24	50,000	49,617
Export Development Canada
November 2, 2006	5.25	105,000	104,524
November 6, 2006	5.26	50,000	49,735
FCAR Owner Trust I
October 5, 2006	5.30	75,000	74,945
November 17, 2006	5.32	30,000	29,789
Gannett Co. (1)
October 5, 2006	5.25	56,200	56,159
October 13, 2006	5.24	85,200	85,039
October 27, 2006	5.23	30,000	29,883
November 9, 2006	5.24	74,500	74,069
General Electric Capital Services, Inc.
October 4, 2006	5.35	75,000	74,956
November 6, 2006	5.31	50,000	49,735
December 1, 2006	5.28	50,000	49,564
General Electric Co.
December 11, 2006	5.29	75,000	74,205
Harley-Davidson Funding Corp. (1)
November 13, 2006	5.22	4,300	4,273
November 17, 2006	5.23	8,000	7,945
Harvard University
November 27, 2006	5.22	25,000	24,792
HBOS Treasury Services PLC
November 7, 2006	5.29	16,600	16,508
November 30, 2006	5.30	17,600	17,449
Hershey Co. (1)
October 27, 2006	5.25	25,000	24,902
November 6, 2006	5.24	20,400	20,291
November 15, 2006	5.24	35,000	34,767
Home Depot Inc. (1)
October 4, 2006	5.24	25,000	24,986
HSBC Finance Corp.
October 17, 2006	5.33	50,000	49,876
November 14, 2006	5.28	35,000	34,771
November 17, 2006	5.25	50,000	49,653
HSBC USA Inc.
October 11, 2006	5.31	50,000	49,919
November 6, 2006	5.33	50,000	49,733
November 7, 2006	5.33	45,000	44,753
IBM Capital Inc. (1)
October 26, 2006	5.21	40,500	40,348
IBM Corp. (1)
November 17, 2006	5.21	50,000	49,648
ING (U.S.) Funding LLC
October 11, 2006	5.31	50,000	49,919
October 16, 2006	5.30	33,500	33,422
October 30, 2006	5.29	75,000	74,675
November 17, 2006	5.29	45,000	44,699
International Lease Finance Corp.
October 11, 2006	5.32	50,000	49,923
October 25, 2006	5.28	25,000	24,909
October 26, 2006	5.27	50,000	49,811
November 16, 2006	5.25	50,000	49,660
IXIS Commercial Paper Corp. (1)
October 12, 2006	5.31	50,000	49,916
November 9, 2006	5.29	75,000	74,562
KfW International Finance Inc. (1)
October 27, 2006	5.25	50,000	49,804
Kimberly-Clark Worldwide Inc. (1)
October 12, 2006	5.23	27,400	27,352
October 18, 2006	5.22	31,700	31,618
Liberty Street Funding Corp. (1)
November 10, 2006	5.30	55,000	54,662
Medtronic Inc. (1)
October 26, 2006	5.27	20,000	19,924
Nestlé Capital Corp. (1)
October 12, 2006	5.23	50,000	49,913
NetJets Inc. (1)
October 3, 2006	5.22	30,000	29,987
October 25, 2006	5.23	20,000	19,928
October 31, 2006	5.23	24,000	23,892
November 20, 2006	5.22	20,000	19,853
Old Line Funding, LLC (1)
October 13, 2006	5.31	33,739	33,675
October 20, 2006	5.31	56,688	56,522
October 25, 2006	5.30	47,500	47,326
October 26, 2006	5.30	50,000	49,810
November 6, 2006	5.29	50,000	49,730
Park Avenue Receivables Co., LLC (1)
October 5, 2006	5.27	50,000	49,963
October 13, 2006	5.28	25,000	24,952
November 10, 2006	5.28	95,000	94,432
November 13, 2006	5.30	14,100	14,009
November 21, 2006	5.29	12,000	11,909
Pitney Bowes Inc. (1)
October 3, 2006	5.22	27,000	26,988
Preferred Receivables Funding Corp. (1)
October 10, 2006	5.28	50,000	49,927
October 12, 2006	5.30	41,400	41,327
Ranger Funding Co. LLC (1)
November 3, 2006	5.28	20,000	19,901
November 6, 2006	5.31	25,000	24,866
Sheffield Receivables Corp. (1)
October 26, 2006	5.29	50,000	49,810
Spintab AB (Swedmortgage)
October 3, 2006	5.38	100,400	100,355
October 17, 2006	5.29	50,000	49,876
November 29, 2006	5.28	50,000	49,576
Stadshypotek Delaware Inc. (1)
November 13, 2006	5.30	75,000	74,518
Swedish Export Credit Corp.
October 13, 2006	5.25	50,000	49,905
Three Pillars Funding, LLC (1)
October 2, 2006	5.28	97,450	97,421
October 6, 2006	5.29	40,000	39,965
October 18, 2006	5.28	40,000	39,895
October 25, 2006	5.28	60,000	59,781
October 30, 2006	5.29	30,051	29,919
Thunder Bay Funding, LLC (1)
October 16, 2006	5.29	28,980	28,912
Toronto-Dominion Holdings USA Inc. (1)
November 8, 2006	5.27	50,000	49,717
November 27, 2006	5.28	75,000	74,378
Total Capital SA (1)
October 10, 2006	5.27	100,000	99,854
November 15, 2006	5.27	90,000	89,398
Toyota Motor Credit Corp.
October 6, 2006	5.28	50,000	49,956
November 27, 2006	5.28	50,000	49,586
Triple-A One Funding Corp. (1)
October 17, 2006	5.28	23,874	23,815
UBS Finance (Delaware) LLC
October 2, 2006	5.38	40,000	39,988
November 6, 2006	5.27	115,000	114,380
United Parcel Service Inc.
October 10, 2006	5.21	25,000	24,964
October 19, 2006	5.26	25,000	24,934
Variable Funding Capital Corp. (1)
October 13, 2006	5.28	100,000	99,810
October 20, 2006	5.27	25,000	24,927
October 26, 2006	5.27	25,000	24,905
October 27, 2006	5.28	50,000	49,803
November 7, 2006	5.28	76,800	76,374
Wal-Mart Stores Inc. (1)
October 11, 2006	5.29	50,000	49,923
October 24, 2006	5.25	31,200	31,092
October 31, 2006	5.26	25,000	24,888
November 7, 2006	5.24	100,000	99,450
November 13, 2006	5.26	20,000	19,872
November 27, 2006	5.25	20,000	19,834
November 28, 2006	5.26	45,000	44,621
			8,705,391

Federal agency discount notes - 17.47%
Fannie Mae
October 2, 2006	5.16	37,400	37,389
October 18, 2006	5.19	100,000	99,738
October 19, 2006	5.18	100,000	99,728
November 1, 2006	5.14	71,500	71,175
November 15, 2006	5.14	40,000	39,739
November 22, 2006	5.20	50,000	49,634
Federal Farm Credit Banks
October 4, 2006	5.17	15,400	15,391
October 5, 2006	5.15	50,000	49,964
October 6, 2006	5.16	50,000	49,957
October 10, 2006	5.15	75,000	74,893
Federal Home Loan Bank
October 4, 2006	5.27	131,771	131,693
October 11, 2006	5.22	125,000	124,795
October 20, 2006	5.18	131,438	131,062
October 27, 2006	5.19	80,433	80,122
Freddie Mac
October 17, 2006	5.18	121,200	120,905
October 30, 2006	5.19	125,000	124,463
November 14, 2006	5.16	50,000	49,680
November 27, 2006	5.14	67,100	66,550
November 29, 2006	5.14	52,500	52,053
International Bank for Reconstruction and Development
October 16, 2006	5.19	140,000	139,679
October 24, 2006	5.18	139,000	138,523
Tennessee Valley Authority
November 2, 2006	5.14	174,200	173,383
November 9, 2006	5.10	50,000	49,711
			1,970,227

Certificates of deposit - 5.38%
Bank of Montreal
October 31, 2006	5.28	50,000	50,000
Bank of Nova Scotia
November 28, 2006	5.27	75,000	75,000
Canadian Imperial Bank of Commerce
November 14, 2006	5.29	100,000	99,997
Depfa Bank PLC
November 21, 2006	5.31	50,000	50,000
Union Bank of California, N.A.
October 17, 2006	5.30	106,900	106,900
November 16, 2006	5.28	75,000	75,000
Wells Fargo Bank, N.A.
October 25, 2006	5.27	50,000	50,000
October 31, 2006	5.27	50,000	50,000
November 2, 2006	5.27	50,000	50,000
			606,897

Total investment securities (cost: $11,282,194,000)			11,282,515
Other assets less liabilities			(5,229)

Net assets			$11,277,286

(1) Restricted security that can be resold only to institutional investors. In practice, this security is typically as liquid as unrestricted securities in the portfolio. The total value of all such restricted securities was $4,837,710,000, which represented 42.90% of the net assets of the fund.

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities
at September 30, 2006	(dollars and shares in thousands, except per-share amounts)

Assets:
Investment securities at market (cost: $11,282,194)			$11,282,515
Cash			7,054
Receivables for:
Sales of fund's shares		$67,053
Interest		1,357	68,410
			11,357,979
Liabilities:
Payables for:
Purchases of investments		22,769
Repurchases of fund's shares		51,318
Dividends on fund's shares		1,059
Investment advisory services		2,287
Services provided by affiliates		3,099
Deferred trustees' compensation		102
Other fees and expenses		59	80,693
Net assets at September 30, 2006			$11,277,286

Net assets consist of:
Capital paid in on shares of beneficial interest			$11,276,969
Distributions in excess of net investment income			(4)
Net unrealized appreciation			321
Net assets at September 30, 2006			$11,277,286

Shares of beneficial interest issued and outstanding - unlimited shares authorized (11,276,967 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$9,353,505	9,353,241	$1.00
Class B	158,038	158,033	1.00
Class C	133,213	133,209	1.00
Class F	22,182	22,182	1.00
Class 529-A	183,366	183,360	1.00
Class 529-B	4,641	4,641	1.00
Class 529-C	16,913	16,913	1.00
Class 529-E	10,921	10,921	1.00
Class 529-F	5,590	5,590	1.00
Class R-1	17,314	17,314	1.00
Class R-2	608,550	608,533	1.00
Class R-3	441,808	441,795	1.00
Class R-4	174,815	174,810	1.00
Class R-5	146,430	146,425	1.00

See Notes to Financial Statements

Statement of operations
for the year ended September 30, 2006		(dollars in thousands)
Investment income:
Income:
Interest			$470,878
Fees and expenses*:
Investment advisory services		$27,644
Distribution services		15,363
Transfer agent services		11,674
Administrative services		5,851
Reports to shareholders		453
Registration statement and prospectus		711
Postage, stationery and supplies		1,814
Trustees' compensation		82
Auditing and legal		62
Custodian		184
State and local taxes		93
Other		72
Total fees and expenses before reimbursements/waivers		64,003
Less reimbursements/waivers of fees and expenses:
Investment advisory services		2,764
Administrative services		1,498
Total fees and expenses after reimbursements/waivers			59,741
Net investment income			411,137

Net unrealized appreciation on investments			134

Net increase in net assets resulting
from operations			$411,271

* Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets		(dollars in thousands)

		Year ended September 30
		2006	2005
Operations:
Net investment income		$411,137	$185,575
Net unrealized appreciation on investments		134	295
Net increase in net assets
resulting from operations		411,271	185,870

Dividends paid or accrued to
shareholders from net investment income		(411,128)	(185,586)

Capital share transactions		2,225,392	146,419

Total increase in net assets		2,225,535	146,703

Net assets:
Beginning of year		9,051,751	8,905,048
End of year		$11,277,286	$9,051,751

See Notes to Financial Statements

Notes to financial statements

1.	Organization and significant accounting policies

Organization - The Cash Management Trust of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide income on cash reserves, while preserving capital and maintaining liquidity, through investments in high-quality short-term money market instruments.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica® savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A and 529-A	None	None	None
Class B and 529-B	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B and 529-B convert to Class A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Class F and 529-F	None	None	None
Class R-1, R-2, R-3, R-4 and R-5	None	None	None

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Net asset value - The fund values its shares in accordance with Securities and Exchange Commission ("SEC") rules, using the penny-rounding method, which permits the fund to maintain a constant net asset value of $1.00 per share.

Security valuation - Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available or are considered unreliable are fair valued as determined in good faith under procedures adopted by authority of the fund's board of trustees. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations - Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends to shareholders - Dividends paid to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly.

2. Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

Distributions - Distributions paid to shareholders are based on net investment income determined on a tax basis, which may differ from net investment income for financial reporting purposes. As of September 30, 2006, there were no material differences between book and tax reporting. The fiscal year in which amounts are distributed may differ from the year in which the net investment income is recorded by the fund for financial reporting purposes.

As of September 30, 2006, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows:

(dollars in thousands)
Undistributed ordinary income	$1,161
Short-term loss carryforwards expiring 2013*	(4)
Gross unrealized appreciation on investment securities	349
Gross unrealized depreciation on investment securities	(28)
Net unrealized appreciation on investment securities	321
Cost of investment securities	11,282,194

* Reflects the short-term loss carryforwards of $3,000. The short-term loss carryforwards will be used to offset any short-term gains realized by the fund in future years through the expiration date. The fund will not make distributions from short-term gains while short-term loss carryforwards remain.

Distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):

Share class	Year ended September 30, 2006	Year ended September 30, 2005
Class A	$352,008	$166,009
Class B	4,541	1,677
Class C	3,263	1,013
Class F	800	346
Class 529-A	6,533	2,556
Class 529-B	98	21
Class 529-C	384	78
Class 529-E	341	107
Class 529-F	195	73
Class R-1	564	169
Class R-2	17,758	5,286
Class R-3	13,221	4,176
Class R-4	6,248	2,122
Class R-5	5,174	1,953
Total	$411,128	$185,586

3. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company SM ("AFS"), the fund’s transfer agent, and American Funds Distributors, Inc.SM ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.320% on the first $1 billion of daily net assets and decreasing to 0.270% on such assets in excess of $2 billion. CRMC is currently waiving 10% of investment advisory services fees. During the year ended September 30, 2006, total investment advisory services fees waived by CRMC were $2,764,000. As a result, the fee shown on the accompanying financial statements of $27,644,000, which was equivalent to an annualized rate of 0.277%, was reduced to $24,880,000, or 0.249% of average daily net assets.

The Investment Advisory and Service Agreement also provides that CRMC will reimburse the fund’s Class A shares to the extent that annual operating expenses exceed 25% of gross income. Expenses related to interest, taxes, brokerage commissions and extraordinary items are not subject to these limitations. During the year ended September 30, 2006, no such reimbursement was required.

Class-specific fees and expenses - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.15% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes may use a portion (0.15% for Class A, B, 529-A and 529-B shares and 0.25% for all other share classes) of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.15%	0.15%
Class 529-A	0.15	0.50
Class B and 529-B	0.90	0.90
Class C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class 529-E and R-3	0.50	0.75
Class F, 529-F and R-4	0.25	0.50

Transfer agent services - The fund has a transfer agent agreement with AFS for Class A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Class A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. CRMC has agreed to pay AFS on the fund's behalf for a portion of the transfer agent services fees for some of the retirement plan share classes. For the year ended September 30, 2006, the total administrative services fees paid by CRMC were $5,000, $1,379,000 and $114,000 for Class R-1, R-2 and R-3, respectively. Administrative services fees are presented gross of any payments made by CRMC. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described on the previous page for the year ended September 30, 2006, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$ 6,402	$11,522	Not applicable	Not applicable	Not applicable
Class B	1,186	152	Not applicable	Not applicable	Not applicable
Class C	982	Included in administrative services	$ 133	$41	Not applicable
Class F	49		20	15	Not applicable
Class 529-A	153		187	59	$160
Class 529-B	26		3	2	3
Class 529-C	117		14	6	12
Class 529-E	46		11	3	5
Class 529-F	-		5	2	9
Class R-1	174		24	14	Not applicable
Class R-2	4,054		802	2,822	Not applicable
Class R-3	1,788		526	592	Not applicable
Class R-4	386		230	15	Not applicable
Class R-5	Not applicable		117	19	Not applicable
Total	$15,363	$11,674	$2,072	$3,590	$189

Deferred trustees’ compensation - Since the adoption of the deferred compensation plan in 1993, trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund. These amounts represent general, unsecured liabilities of the fund and vary according to the total return of the fund. Trustees’ compensation on the accompanying financial statements includes the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

Affiliated officers and trustees - Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the fund.

4. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales*		Reinvestments of dividends		Repurchases*		Net increase (decrease)
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended September 30, 2006
Class A	$16,721,583	16,721,583	$338,998	338,998	$(15,363,615)	(15,363,615)	$1,696,966	1,696,966
Class B	157,032	157,032	4,076	4,076	(131,111)	(131,111)	29,997	29,997
Class C	240,621	240,621	2,920	2,920	(202,441)	(202,441)	41,100	41,100
Class F	78,787	78,787	661	661	(73,027)	(73,027)	6,421	6,421
Class 529-A	130,114	130,114	6,475	6,475	(90,817)	(90,817)	45,772	45,772
Class 529-B	3,521	3,521	97	97	(1,038)	(1,038)	2,580	2,580
Class 529-C	15,396	15,396	380	380	(7,040)	(7,040)	8,736	8,736
Class 529-E	8,526	8,526	338	338	(5,110)	(5,110)	3,754	3,754
Class 529-F	5,059	5,059	193	193	(3,634)	(3,634)	1,618	1,618
Class R-1	21,483	21,483	554	554	(22,359)	(22,359)	(322)	(322)
Class R-2	1,046,683	1,046,683	17,241	17,241	(929,399)	(929,399)	134,525	134,525
Class R-3	795,078	795,078	12,864	12,864	(650,093)	(650,093)	157,849	157,849
Class R-4	252,585	252,585	6,161	6,161	(218,225)	(218,225)	40,521	40,521
Class R-5	345,140	345,140	5,092	5,092	(294,357)	(294,357)	55,875	55,875
Total net increase
(decrease)	$19,821,608	19,821,608	$396,050	396,050	$(17,992,266)	(17,992,266)	$2,225,392	2,225,392

Year ended September 30, 2005
Class A	$13,909,522	13,909,522	$160,059	160,059	$(14,179,415)	(14,179,415)	$(109,834)	(109,834)
Class B	110,702	110,702	1,510	1,510	(140,887)	(140,887)	(28,675)	(28,675)
Class C	165,940	165,940	881	881	(178,820)	(178,820)	(11,999)	(11,999)
Class F	66,642	66,642	281	281	(89,950)	(89,950)	(23,027)	(23,027)
Class 529-A	100,142	100,142	2,534	2,534	(77,246)	(77,246)	25,430	25,430
Class 529-B	1,254	1,254	21	21	(1,220)	(1,220)	55	55
Class 529-C	6,837	6,837	77	77	(4,406)	(4,406)	2,508	2,508
Class 529-E	5,381	5,381	106	106	(3,611)	(3,611)	1,876	1,876
Class 529-F	3,135	3,135	72	72	(2,474)	(2,474)	733	733
Class R-1	25,114	25,114	168	168	(17,514)	(17,514)	7,768	7,768
Class R-2	994,164	994,164	5,102	5,102	(873,757)	(873,757)	125,509	125,509
Class R-3	614,992	614,992	4,036	4,036	(545,599)	(545,599)	73,429	73,429
Class R-4	288,890	288,890	2,064	2,064	(221,638)	(221,638)	69,316	69,316
Class R-5	262,505	262,505	1,905	1,905	(251,080)	(251,080)	13,330	13,330
Total net increase
(decrease)	$16,555,220	16,555,220	$178,816	178,816	$(16,587,617)	(16,587,617)	$146,419	146,419

* Includes exchanges between share classes of the fund.

Financial highlights (1)

	Net asset value, beginning of period	Net investment income (2)		Dividends from net investment income		Net asset value, end of period	Total return (3)	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers (4)		Ratio of net income to average net assets
Class A:
Year ended 9/30/2006	$1.00	$.042		$(.042)		$1.00	4.26%	$9,353		.53%		.50%		4.21%
Year ended 9/30/2005	1.00	.022		(.022)		1.00	2.20	7,656		.55		.52		2.17
Year ended 9/30/2004	1.00	.008		(.008)		1.00	.84	7,766		.57		.28		.84
Year ended 9/30/2003	1.00	.011		(.011)		1.00	1.05	7,910		.55		.23		1.05
Year ended 9/30/2002	1.00	.013		(.013)		1.00	1.35	8,305		.59		.59		1.33
Class B:
Year ended 9/30/2006	1.00	.034		(.034)		1.00	3.43	158		1.33		1.30		3.44
Year ended 9/30/2005	1.00	.013		(.013)		1.00	1.36	128		1.35		1.35		1.32
Year ended 9/30/2004	1.00	.001		(.001)		1.00	.12	157		1.34		1.02		.12
Year ended 9/30/2003	1.00	.001		(.001)		1.00	.13	173		1.38		1.14		.14
Year ended 9/30/2002	1.00	.005		(.005)		1.00	.53	158		1.40		1.40		.47
Class C:
Year ended 9/30/2006	1.00	.032		(.032)		1.00	3.25	133		1.49		1.46		3.32
Year ended 9/30/2005	1.00	.012		(.012)		1.00	1.20	92		1.51		1.51		1.20
Year ended 9/30/2004	1.00	.001		(.001)		1.00	.10	104		1.51		1.05		.10
Year ended 9/30/2003	1.00	.001		(.001)		1.00	.12	89		1.55		1.16		.12
Year ended 9/30/2002	1.00	.004		(.004)		1.00	.40	100		1.55		1.51		.31
Class F:
Year ended 9/30/2006	1.00	.040		(.040)		1.00	4.05	22		.73		.70		4.08
Year ended 9/30/2005	1.00	.019		(.019)		1.00	1.96	16		.75		.75		1.78
Year ended 9/30/2004	1.00	.004		(.004)		1.00	.41	39		.72		.71		.61
Year ended 9/30/2003	1.00	.006		(.006)		1.00	.55	7		.73		.73		.58
Year ended 9/30/2002	1.00	.011		(.011)		1.00	1.13	10		.77		.77		1.11
Class 529-A:
Year ended 9/30/2006	1.00	.040		(.040)		1.00	4.12	183		.66		.64		4.09
Year ended 9/30/2005	1.00	.020		(.020)		1.00	2.03	138		.69		.69		2.05
Year ended 9/30/2004	1.00	.005		(.005)		1.00	.47	112		.67		.66		.48
Year ended 9/30/2003	1.00	.007		(.007)		1.00	.66	89		.62		.62		.61
Period from 2/15/2002 to 9/30/2002	1.00	.007		(.007)		1.00	.73	34		.60	(5)	.60	(5)	1.16	(5)
Class 529-B:
Year ended 9/30/2006	1.00	.032		(.032)		1.00	3.27	5		1.48		1.46		3.36
Year ended 9/30/2005	1.00	.012		(.012)		1.00	1.18	2		1.53		1.53		1.13
Year ended 9/30/2004	1.00	.001		(.001)		1.00	.10	2		1.53		1.06		.10
Year ended 9/30/2003	1.00	.001		(.001)		1.00	.12	1		1.52		1.13		.12
Period from 6/7/2002 to 9/30/2002	1.00	.001		(.001)		1.00	.09	-	(6)	.47		.47		.08
Class 529-C:
Year ended 9/30/2006	1.00	.031		(.031)		1.00	3.18	17		1.57		1.55		3.25
Year ended 9/30/2005	1.00	.011		(.011)		1.00	1.09	8		1.62		1.62		1.15
Year ended 9/30/2004	1.00	.001		(.001)		1.00	.10	6		1.63		1.05		.10
Year ended 9/30/2003	1.00	.001		(.001)		1.00	.12	3		1.62		1.11		.11
Period from 4/2/2002 to 9/30/2002	1.00	.002		(.002)		1.00	.15	1		.79		.75		.12
Class 529-E:
Year ended 9/30/2006	1.00	.036		(.036)		1.00	3.70	11		1.07		1.04		3.71
Year ended 9/30/2005	1.00	.016		(.016)		1.00	1.61	7		1.10		1.10		1.64
Year ended 9/30/2004	1.00	.002		(.002)		1.00	.15	5		1.11		.98		.15
Year ended 9/30/2003	1.00	.002		(.002)		1.00	.22	5		1.11		1.05		.17
Period from 3/11/2002 to 9/30/2002	1.00	.004		(.004)		1.00	.39	1		1.09	(5)	1.09	(5)	.66	(5)
Class 529-F:
Year ended 9/30/2006	1.00	.041		(.041)		1.00	4.22	6		.57		.54		4.20
Year ended 9/30/2005	1.00	.019		(.019)		1.00	1.96	4		.75		.75		1.97
Year ended 9/30/2004	1.00	.003		(.003)		1.00	.28	3		.86		.85		.30
Year ended 9/30/2003	1.00	.004		(.004)		1.00	.43	2		.85		.85		.33
Period from 9/16/2002 to 9/30/2002	1.00	-	(7)	-	(7)	1.00	.04	-	(6)	.03		.03		.04
Class R-1:
Year ended 9/30/2006	$1.00	$.032		$(.032)		$1.00	3.27%	$17		1.52%		1.46%		3.24%
Year ended 9/30/2005	1.00	.012		(.012)		1.00	1.20	18		1.54		1.50		1.31
Year ended 9/30/2004	1.00	.001		(.001)		1.00	.10	10		1.56		1.03		.10
Year ended 9/30/2003	1.00	.001		(.001)		1.00	.12	8		1.61		1.08		.10
Period from 5/29/2002 to 9/30/2002	1.00	.001		(.001)		1.00	.10	1		.71		.51		.09
Class R-2:
Year ended 9/30/2006	1.00	.032		(.032)		1.00	3.29	609		1.72		1.44		3.28
Year ended 9/30/2005	1.00	.012		(.012)		1.00	1.24	474		1.76		1.47		1.28
Year ended 9/30/2004	1.00	.001		(.001)		1.00	.11	348		1.76		1.03		.11
Year ended 9/30/2003	1.00	.001		(.001)		1.00	.12	206		1.68		1.08		.11
Period from 5/21/2002 to 9/30/2002	1.00	.001		(.001)		1.00	.11	23		.57		.52		.11
Class R-3:
Year ended 9/30/2006	1.00	.036		(.036)		1.00	3.69	442		1.11		1.05		3.70
Year ended 9/30/2005	1.00	.016		(.016)		1.00	1.63	284		1.12		1.08		1.67
Year ended 9/30/2004	1.00	.002		(.002)		1.00	.16	211		1.12		.97		.16
Year ended 9/30/2003	1.00	.002		(.002)		1.00	.23	138		1.10		1.03		.17
Period from 6/4/2002 to 9/30/2002	1.00	.002		(.002)		1.00	.22	15		.37		.34		.22
Class R-4:
Year ended 9/30/2006	1.00	.040		(.040)		1.00	4.08	175		.71		.68		4.04
Year ended 9/30/2005	1.00	.020		(.020)		1.00	2.00	134		.71		.71		2.10
Year ended 9/30/2004	1.00	.004		(.004)		1.00	.43	65		.71		.70		.46
Year ended 9/30/2003	1.00	.006		(.006)		1.00	.55	26		.72		.72		.48
Period from 6/27/2002 to 9/30/2002	1.00	.002		(.002)		1.00	.23	1		.30		.19		.27
Class R-5:
Year ended 9/30/2006	1.00	.043		(.043)		1.00	4.38	146		.41		.38		4.37
Year ended 9/30/2005	1.00	.023		(.023)		1.00	2.30	91		.42		.42		2.30
Year ended 9/30/2004	1.00	.007		(.007)		1.00	.72	77		.42		.40		.75
Year ended 9/30/2003	1.00	.009		(.009)		1.00	.87	74		.41		.41		.84
Period from 5/15/2002 to 9/30/2002	1.00	.005		(.005)		1.00	.50	49		.16		.16		.50

(1) Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) Total returns exclude all sales charges, including contingent deferred sales charges.
(4) The ratios in this column reflect the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reimbursed expenses, as provided by the Investment Advisory and Service Agreement. Also, during the year ended September 30, 2006, CRMC reduced fees for investment advisory services for all share classes. During the start-up period for the retirement plan share classes (except Class R-5), CRMC agreed to pay a portion of the fees related to transfer agent services. In addition, during some of the periods shown, due to lower short-term interest rates, CRMC agreed to pay a portion of the class-specific fees and expenses for some of the share classes.

(5) Annualized.
(6) Amount less than $1 million.
(7) Amount less than $.001.

See Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of The Cash Management Trust of America:

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Cash Management Trust of America (the "Fund") at September 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at September 30, 2006 by correspondence with the custodian and broker, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Los Angeles, California
November 3, 2006

Tax information	unaudited

We are required to advise you within 60 days of the fund’s fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year. The fund hereby designates the following amount for the fund’s fiscal year ended September 30, 2006:

        U.S. government income that may be exempt from state taxation                                 $44,610,000

Individual shareholders should refer to their Form 1099-DIV or other tax information, which will be mailed in January 2007, to determine the calendar year amounts to be included on their 2006 tax returns. Shareholders should consult their tax advisers.